________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Institutional Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2002





                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                        January 29, 2003

Dear Fellow Shareholders:

     2002 cannot be counted among one of the better years for the U.S., although as a nation we have endured far worse.
     Some of the less favorable news was, in great part, a spillover from the prior year. Despite the successful effort to displace the Taliban, which began in 2001, U.S. and allied troops were required to maintain a presence in Afghanistan, simply to ensure stability. The CIA and other U.S. agencies achieved a number of notable successes against various terrorists in 2002, but Al Qaeda and similar terrorist organizations clearly remained in business, with the sole objective of inflicting pain upon the U.S. and its allies.
     Nevertheless, in the second half of 2002 Al Qaeda took a backseat in the U.S. media as the Bush Administration focused its attention on Iraq 's appetite for creating weapons of mass destruction. With considerable arm bending by the U.S., a reticent United Nations dispatched another weapons inspection team to Iraq, while the U.S., as a cautionary measure, once again increased its military presence in the Middle East.
     In the meantime, the stock market recorded a negative return for three years running, duplicating a feat that had not been seen since the Great Depression. Especially in the first half of 2002, it was difficult for the market to achieve traction, as a nearly continual stream of news reports revealed that some major U.S. companies had engaged in dubious fraudulent accounting practices. Adding insult to injury were further disclosures that equity analysts at major financial institutions may have allowed their judgment to be influenced by investment banking concerns.
     Although the U.S. economy began to show signs of a recovery after nearly two years in the doldrums, investors remained wary. Even as good news began to accumulate, investors questioned whether improved fundamentals were driven more by one-time downsizing and restructuring initiatives than by corporate capital investments or real growth. Indeed, individual investors increased their focus on cash and bonds, despite a fixed income environment that offered the lowest yields in forty years.
     The second half of 2002 also witnessed significant political activity. On the very day in November that the Republicans recaptured Congress in the midterm elections, the Administration announced the resignation of U.S. Treasury Secretary Paul O'Neill and key members of his staff. Shortly thereafter, the President appointed a more accommodative economic team, Homeland Security legislation was passed by both Houses, and the Bush team announced that it would pursue far-reaching tax cuts to help sustain economic growth.
     At year's end, it became clear that the economic recovery was real and would in all likelihood continue, albeit at a mild pace. However, the U.S. still faced notable challenges, including unexpectedly large state and municipal budget shortfalls and growing unemployment. Additionally, North Korea, the far eastern third of the "Axis of Evil," announced its intention to pursue nuclear arms production, in defiance of previous agreements.

     Fortunately, there appears to be more good news on the economic front at the beginning of 2003 than there was at the start of the previous year. Corporate scandals seem to be fading, the weak dollar should work in favor of the U.S., and our equity markets have finally appeared to bottom out. These positives, plus eventual resolutions to both the Iraqi and North Korean situations, negotiated or otherwise, should help to build confidence in the U.S. equity markets.

Recent Market Strategy
----------------------

     All portfolios under the supervision of Capital Management Associates (CMA) continued to be positioned defensively during 2002, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the first beneficiaries of the economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time, the most attractive opportunities appear to be concentrated in the healthcare and traditional, cyclical sectors.

Current Economic Outlook
------------------------

     Although U.S. corporations have endured a nearly three-year earnings recession and a sharp reduction in capital spending, as well as a painful contraction of the workforce, we believe that the U.S. economy will grow at a 4% rate during 2003. We believe that to a great extent this will be driven by U.S. consumers, who are responsible for close to 2/3 of GDP and have shown no sign that they are about to retreat from the marketplace. If interest rates remain low, as we anticipate, this will enable consumers to continue to spend, or to refinance or pay down debt.
     We also expect the economy in 2003 to benefit from the Federal Reserve's "overly accommodative" monetary policy, which may provide manufacturers and retailers with increased pricing power if inflationary pressure is allowed to build. We also believe that the Bush Administration will continue to promote stimulative legislation in advance of the 2004 elections, including extensive tax reductions.
     There are additional reasons to be optimistic. The weak dollar should help the U.S. remain competitive in overseas markets and enhance profitability in 2003. After three years of minimal capital expenditures, even low-level economic growth should prompt U.S. corporations to increase their investments in plants and equipment, including long overdue upgrades of processing and communications equipment. We also expect the unemployment rate to decline, as a result of government spending increases and private-sector responses to pent-up demand. Although housing in selected regions may be vulnerable to severe price declines, the recent period of significant deflation appears to be nearing a cyclical bottom. Interest rates have been declining since 1982 and commodity prices have stabilized since the shortages during the late 1970s. Both are near historically low levels, and this should support a continued economic recovery.

Current Portfolio Strategy
--------------------------

     CMA continues to position its portfolios in a relatively defensive manner. We enter this year nearly fully invested, with a list of stocks that we expect will benefit from an economic recovery that should gain strength as the year progresses. The Capital Management Small-Cap Fund maintained its defensive positions by investing in utilities, energy stocks, consumer staples and gold stocks. We remain invested in value stocks that should help to preserve capital if, as anticipated, the markets continue to experience a high level of volatility. Based on our forecast that the U.S. economy will grow at a 4% rate during 2003, we remain focused on companies that are well positioned to be the first beneficiaries of a sustained rebound.


                                               Joseph A. Zock
                                               President
                                               Capital Management Associates













________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2002



--------------------------------------------------------------------------------
                         Capital Management Small-Cap           S&P 600
                         Fund Institutional Shares          Small-Cap Index
--------------------------------------------------------------------------------
01/12/99                        $250,000                       $250,000
02/28/99                         250,227                        225,531
05/31/99                         286,397                        249,462
08/31/99                         299,136                        249,843
11/30/99                         316,424                        260,905
02/29/00                         375,152                        310,076
05/31/00                         366,739                        284,822
08/31/00                         408,803                        320,335
11/30/00                         343,342                        280,929
 2/28/01                         372,592                        308,989
 5/31/01                         388,163                        323,375
 8/31/01                         360,914                        322,113
11/30/01                         330,936                        314,887
 2/28/02                         348,764                        333,291
 5/31/02                         370,213                        354,484
 8/31/02                         324,807                        291,439
11/30/02                         337,621                        297,047


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Institutional Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                   -------------- ----------------------------
                                       Since Commencement
                      One Year       of Operations (1/12/99)
                   -------------- ----------------------------
                        2.02 %               8.04 %
                   -------------- ----------------------------



>>   The graph  assumes an initial  $250,000  investment  at  January  12,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2002, the value of the Fund's Institutional Shares would have increased to $337,621 - a cumulative total investment return of 35.05% since January 12, 1999.

>> At November 30, 2002, the value of a similar investment in the S&P 600 Small-Cap Index would have increased to $297,047 - a cumulative total investment return of 18.82% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                         Shares                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.93%

      Apparel Manufacturing - 2.79%
        (a)Charming Shoppes, Inc. ..............................................          3,500                         $    16,625
        (a)Tommy Hilfiger Corporation ..........................................          2,400                              19,584
                                                                                                                        -----------
                                                                                                                             36,209
                                                                                                                        -----------
      Cosmetics & Personal - 2.08%
           The Dial Corporation ................................................          1,300                              27,066

                                                                                                                        -----------
      Educational Services - 2.10%
        (a)Sylvan Learning Systems, Inc. .......................................          1,500                              27,285
                                                                                                                        -----------

      Electrical Equipment - 4.60%
           Baldor Electric Company .............................................          1,250                              24,312
           EDO Corporation .....................................................          1,750                              35,473
                                                                                                                        -----------
                                                                                                                             59,785
                                                                                                                        -----------
      Electronics - Components - 3.14%
        (a)Axcelis Technologies, Inc. ..........................................          5,000                              40,850
                                                                                                                        -----------

      Electronics - Semiconductor - 5.71%
           Helix Technology Corporation ........................................          3,000                              42,540
        (a)Photronics, Inc. ....................................................          2,000                              31,640
                                                                                                                        -----------
                                                                                                                             74,180
                                                                                                                        -----------
      Financials - Banks, Commercial - 4.39%
           Compass Bancshares, Inc. ............................................          1,050                              33,915
           Cullen/Frost Bankers, Inc. ..........................................            700                              23,170
                                                                                                                        -----------
                                                                                                                             57,085
                                                                                                                        -----------
      Financial - Consumer Credit - 2.56%
        (a)AmeriCredit Corporation .............................................          4,000                              33,280
                                                                                                                        -----------

      Food - Processing - 5.75%
           Flowers Foods, Inc. .................................................          1,500                              36,105
        (a)United Natural Foods Inc. ...........................................          1,500                              38,625
                                                                                                                        -----------
                                                                                                                             74,730
                                                                                                                        -----------
      Health Care - Drugs / Pharmaceuticals - 2.27%
        (a)Taro Pharmaceutical Industries Ltd. .................................            750                              29,445
                                                                                                                        -----------

      Manufacturing - Diversified - 1.32%
           Tupperware Corporation ..............................................          1,000                              17,130
                                                                                                                        -----------

      Metal Fabrication & Hardware - 2.11%
           Kaydon Corporation ..................................................          1,300                              27,391
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                         Shares                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - Drilling - 4.09%
           Cabot Oil & Gas Corporation .........................................          1,000                         $    23,100
        (a)Oceaneering International, Inc. .....................................          1,250                              30,000
                                                                                                                        -----------
                                                                                                                             53,100
                                                                                                                        -----------
      Oil & Gas - Equipment & Services - 1.72%
        (a)Bolt Technology Corporation .........................................          3,000                              10,050
        (a)Superior Energy Services, Inc. ......................................          1,500                              12,300
                                                                                                                        -----------
                                                                                                                             22,350
                                                                                                                        -----------
      Oil & Gas - International - 1.61%
        (a)Pride International, Inc. ...........................................          1,500                              20,970
                                                                                                                        -----------

      Power Producers - 1.67%
           Cleco Corporation ...................................................          1,600                              21,728
                                                                                                                        -----------

      Real Estate Investment - 2.91%
           Crown American Realty Trust .........................................          4,000                              37,760
                                                                                                                        -----------

      Restaurants & Food Service - 3.30%
        (a)RARE Hospitality International, Inc. ................................          1,000                              26,770
        (a)Sonic Corporation ...................................................            750                              16,110
                                                                                                                        -----------
                                                                                                                             42,880
                                                                                                                        -----------
      Retail - Building Supplies - 4.12%
        (a)Advanced Energy Industries, Inc. ....................................          3,000                              53,580
                                                                                                                        -----------

      Storage & Warehouse - 4.27%
        (a)SanDisk Corporation .................................................          2,000                              55,500
                                                                                                                        -----------

      Transportation - Air - 1.26%
           SkyWest, Inc. .......................................................          1,200                              16,332
                                                                                                                        -----------

      Utilities - Gas - 2.26%
           South Jersey Industries, Inc. .......................................            900                              29,340
                                                                                                                        -----------

      Utilities - Water - 3.89%
           Philadelphia Suburban Corporation ...................................          1,275                              25,487
           Southwest Water Company .............................................          1,800                              25,056
                                                                                                                        -----------
                                                                                                                             50,543
                                                                                                                        -----------

           Total Common Stocks (Cost $817,273) ................................................................             908,519
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                         Shares                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 9.22%

      Evergreen Money Market Fund Class I Shares #218 ..........................         59,860                         $    59,860
      Evergreen Select Money Market Fund Class I Shares #495 ...................         59,860                              59,860
                                                                                                                        -----------


           Total Investment Companies (Cost $119,720) .........................................................             119,720
                                                                                                                        -----------


Total Value of Investments (Cost $936,993 (b)) .................................         79.14 %                        $ 1,028,239
Other Assets Less Liabilities ..................................................         20.86 %                            271,029
                                                                                      --------                          -----------
     Net Assets ................................................................        100.00 %                        $ 1,299,268
                                                                                      ========                          ===========




      (a)  Non-income producing investment .....................................

      (b)  Aggregate cost for federal income tax purposes is 938,056.  Unrealized appreciation /
           (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ............................................................................         $   125,793
           Unrealized depreciation ............................................................................             (34,547)
                                                                                                                        -----------

                      Net unrealized appreciation .............................................................         $    91,246
                                                                                                                        ===========























See accompanying notes to financial statements

                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2002


ASSETS
      Investments, at value (cost $936,993) ............................................................                $ 1,028,239
      Cash .............................................................................................                    253,354
      Income receivable ................................................................................                        391
      Due from advisor (note 2) ........................................................................                     33,523
      Other assets .....................................................................................                      2,536
                                                                                                                        -----------

           Total assets ................................................................................                  1,318,043
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     18,775
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 1,299,268
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 1,291,595
      Accumulated net realized loss on investments .....................................................                    (83,573)
      Net unrealized appreciation on investments .......................................................                     91,246
                                                                                                                        -----------
                                                                                                                        $ 1,299,268
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($1,230,524 / 101,548 shares) ...............................................................                $     12.12
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($68,744 / 5,785 shares) ....................................................................                $     11.88
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $11.88) ............................................                $     12.25
                                                                                                                        ===========
















See accompanying notes to financial statements


                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended November 30, 2002


NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................          $   8,231
                                                                                                                          ---------


      Expenses
           Investment advisory fees (note 2) ...................................................................              6,676
           Fund administration fees (note 2) ...................................................................                835
           Distribution and service fees - Investor Shares (note 3) ............................................                522
           Custody fees ........................................................................................              4,711
           Registration and filing administration fees (note 2) ................................................                910
           Fund accounting fees (note 2) .......................................................................             36,067
           Audit fees ..........................................................................................             12,783
           Legal fees ..........................................................................................             15,253
           Securities pricing fees .............................................................................              2,377
           Shareholder recordkeeping fees ......................................................................             24,000
           Other accounting fees (note 2) ......................................................................             23,165
           Shareholder servicing expenses ......................................................................              2,615
           Registration and filing expenses ....................................................................              2,119
           Printing expenses ...................................................................................              2,402
           Trustee fees and meeting expenses ...................................................................              8,319
           Other operating expenses ............................................................................              3,485
                                                                                                                          ---------

               Total expenses ..................................................................................            146,239
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ............................................................           (129,031)
                    Investment advisory fees waived (note 2) ...................................................             (6,676)
                    Distribution and service fees waived - Investor Class Shares (note 3) ......................               (507)
                                                                                                                          ---------

               Net expenses ....................................................................................             10,025
                                                                                                                          ---------

                    Net investment loss ........................................................................             (1,794)
                                                                                                                          ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...........................................................             15,565
      Increase in unrealized appreciation on investments .......................................................             51,667
                                                                                                                          ---------

           Net realized and unrealized gain on investments .....................................................             67,232
                                                                                                                          ---------

               Net increase in net assets resulting from operations ............................................          $  65,438
                                                                                                                          =========








See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year ended        Year ended
                                                                                                      November 30,      November 30,
                                                                                                          2002              2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment (loss) income ......................................................          $     (1,794)    $        367
         Net realized gain (loss) from investment transactions .............................                15,565          (48,370)
         Increase in unrealized appreciation on investments ................................                51,667           37,678
                                                                                                      ------------     ------------
              Net increase (decrease) in net assets resulting from operations ..............                65,438         (10,325)
                                                                                                      ------------     ------------


     Distributions to shareholders from
         Net investment income - Institutional Shares ......................................                     0             (905)
         Net investment income - Investor Shares ...........................................                     0             (132)
         Net realized gain from investment transactions - Institutional Shares .............                     0          (28,734)
         Net realized gain from investment transactions - Investor Shares ..................                     0           (4,048)
                                                                                                      ------------     ------------

              Decrease in net assets resulting from distributions ..........................                     0          (33,819)
                                                                                                      ------------     ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a) ...               858,206         (136,044)
                                                                                                      ------------     ------------

                     Total increase (decrease) in net assets ...............................               923,644         (180,188)

NET ASSETS
     Beginning of year .....................................................................               375,624          555,812
                                                                                                      ------------     ------------

     End of year ...........................................................................          $  1,299,268     $    375,624
                                                                                                      ============     ============


(a) A summary of capital share activity follows:
                                                                   -----------------------------------------------------------------
                                                                              Year ended                        Year ended
                                                                          November 30, 2002                  November 30, 2001
                                                                        Shares           Value            Shares            Value
----------------------------------------------------------------   -----------------------------------------------------------------
                      INSTITUTIONAL SHARES
----------------------------------------------------------------

Shares sold ....................................................         75,631        $ 858,415           10,530        $ 134,015
Shares issued for reinvestment of distributions ................              0                0            2,201           29,771
Shares redeemed ................................................            (19)            (209)         (24,160)        (306,789)

                                                                      ---------        ---------        ---------        ---------
     Net increase (decrease) ...................................         75,612        $ 858,206          (11,429)       $(143,003)
                                                                      =========        =========        =========        =========
----------------------------------------------------------------
                         INVESTOR SHARES
----------------------------------------------------------------

Shares sold ....................................................              0        $       0              218        $   2,911
Shares issued for reinvestment of distributions ................              0                0              303            4,048
Shares redeemed ................................................              0                0                0                0
                                                                      ---------        ---------        ---------        ---------
     Net increase ..............................................              0        $       0              521        $   6,959
                                                                      =========        =========        =========        =========
----------------------------------------------------------------
                           FUND SUMMARY
----------------------------------------------------------------

Shares sold ....................................................         75,631        $ 858,415           10,748        $ 136,926
Shares issued for reinvestment of distributions ................              0                0            2,504           33,819
Shares redeemed ................................................            (19)            (209)         (24,160)        (306,789)
                                                                      ---------        ---------        ---------        ---------
     Net increase (decrease) ...................................         75,612        $ 858,206          (10,908)       $(136,044)
                                                                      =========        =========        =========        =========

See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year ended       Year ended    Year ended     Period ended
                                                                      November 30,    November 30,   November 30,    November 30,
                                                                         2002             2001          2000           1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................     $    11.88     $    13.06     $     13.91     $    10.99

      Income (loss) from investment operations
           Net investment (loss) income .........................          (0.02)          0.02            0.03          (0.01)
           Net realized and unrealized gain (loss) on investments           0.26          (0.40)           1.06           2.93
                                                                      ----------     ----------     -----------     ----------


               Total from investment operations .................           0.24          (0.38)           1.09           2.92
                                                                      ----------     ----------     -----------     ----------

      Distributions to shareholders from
           Net investment income ................................           0.00          (0.03)           0.00           0.00
           Net realized gain from investment transactions .......           0.00          (0.77)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------


               Total distributions ..............................           0.00          (0.80)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------


Net asset value, end of period ..................................     $    12.12     $    11.88     $    13.06      $    13.91
                                                                      ==========     ==========     ==========      ==========


Total return ....................................................           2.02 %        (3.61)%         8.51 %         26.57 %
                                                                      ==========     ==========     ==========      ==========


Ratios/supplemental data
      Net assets, end of period .................................     $1,230,524     $  308,206     $   488,093     $  158,754
                                                                      ==========     ==========     ===========     ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          21.46 %        30.23 %        24.48 %         55.71 %(b)
           After expense reimbursements and waived fees .........           1.50 %         1.50 %         1.50 %          1.50 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (20.25)%       (28.55)%       (22.72)%        (54.36)%(b)
           After expense reimbursements and waived fees .........          (0.29)%         0.18 %         0.27 %         (0.15)%(b)

      Portfolio turnover rate ...................................          29.61 %        61.84 %       131.47 %        145.58 %

(a)   For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)   Annualized.

                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year ended       Year ended    Year ended     Period ended
                                                                      November 30,    November 30,   November 30,    November 30,
                                                                          2002            2001           2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $   11.65      $   12.86      $    13.82      $   10.99

      Income (loss) from investment operations
           Net investment loss ..................................          (0.01)         (0.05)          (0.08)         (0.10)
           Net realized and unrealized gain (loss) on investments           0.24          (0.39)           1.06           2.93
                                                                      ----------     ----------     -----------     ----------

               Total from investment operations .................           0.23          (0.44)           0.98           2.83
                                                                      ----------     ----------     -----------     ----------

      Distributions to shareholders from
           Net realized gain from investment transactions .......           0.00          (0.77)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------

               Total distributions ..............................           0.00          (0.77)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------

Net asset value, end of period ..................................     $    11.88     $    11.65     $     12.86     $    13.82
                                                                      ==========     ==========     ===========     ==========

Total return (b) ................................................           2.06 %        (4.20)%          7.67 %        25.75 %
                                                                      ==========     ==========     ===========     ==========

Ratios/supplemental data
      Net assets, end of period .................................     $   68,744     $   67,418     $    67,719     $   62,854
                                                                      ==========     ==========     ===========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          25.73 %        30.46 %         24.24 %        56.45 %(c)
           After expense reimbursements and waived fees .........           1.53 %         2.12 %          2.25 %         2.25 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........         (24.31)%       (28.81)%        (22.55)%       (55.11)%(c)
           After expense reimbursements and waived fees .........          (0.10)%        (0.47)%         (0.56)%        (0.91)%(c)

      Portfolio turnover rate ...................................          29.61 %        61.84 %        131.47 %       145.58 %

(a)   For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)   Total return does not reflect payment of a sales charge.

(c)   Annualized.





See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                                                                     (Continued)
                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



          The Fund has capital loss carryforwards for federal income tax purposes of $79,267, which expire in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $6,676
     ($0.12 per share) and reimbursed $129,031 of the operating expenses incurred by the Fund for the year ended November 30, 2002.

     The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2002, there were no Distributor sales charges retained.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $522 of such expenses for the year ended November 30, 2002. The Distributor has voluntarily waived a portion of its fee amounting to $507 ($0.01 per share).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $648,523 and $145,869, respectively, for the year ended November 30, 2002.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,750 during the fiscal year ended November 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.


---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                             Position(s) Length                                            Complex
       Name, Age,            held with   of Time          Principal Occupation(s)        Overseen by       Other Directorships
       and Address           Fund/Trust  Served            During Past 5 Years             Trustee           Held by Trustee
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Independent Trustees
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Lucius E. Burch, III, 60     Trustee     Since   Chairman   and   Chief    Executive          2                  None
                                         12/94   Officer   (since   1982)  of  Burch
                                                 Investment  Group,  formerly Massey
                                                 Burch   Investment    Group,   Inc.
                                                 (venture capital firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
George S. Reichenbach, 72    Trustee     Since   Consultant   (since  1989)  of  Advent       2                  None
                                         11/98   International   Corporation   (venture
                                                 capital firm); Director (since   1989)
                                                 of  Astropower (solar energy company);
                                                 Director  (since  1999) of    QuestAir
                                                 (fuel  cell   equipment  company)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Anthony J. Walton, 59        Trustee     Since   Member  (since  2000) of  McFarland          2                  None
                                         12/94   Dewey &  Company,  LLC  (investment
                                                 banker);      previously,     Chief
                                                 Executive  Officer  (1995-1999)  of
                                                 Armstrong   Holdings    Corporation
                                                 (private  investment  and corporate
                                                 finance advisory firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Interested Trustees*
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
David V. Shields, 62**       Trustee     Since   Director  (since  1983) of  Capital          2                  None
Shields & Company                        12/94   Management     Associates,     Inc.
140 Broadway Street                              (Advisor  to the  Fund);  President
44th Floor                                       and Managing  Director (since 1982)
New York, NY  10005                              of      Shields      &      Company
                                                 (broker/dealer  and  distributor to
                                                 the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph V. Shields, Jr.,64**  Chairman    Since   Chairman   and   Chief    Executive          2        Chairman    of    Board   of
Shields & Company            and Trustee 12/94   Officer  (since  1982)  of  Capital                   Trustees  -  BBH  Trust  for
140 Broadway Street                              Management     Associates,     Inc.                   the 12  series  of the trust
44th Floor                                       (Advisor  to  the  Fund);  Chairman                   (registered       investment
New York, NY  10005                              and Managing  Director (since 1982)                   companies);  Director (since
                                                 of      Shields      &      Company                   1989)       of       Flowers
                                                 (broker/dealer  and  distributor to                   Industries,    Inc.    (food
                                                 the Fund)                                             company);  Vice  Chairman of
                                                                                                       Board  of  Trustees   (since
                                                                                                       1995)  of  New  York  Racing
                                                                                                       Association, Inc.
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal  owners of Capital  Management  Associates,  Inc., the Fund's investment  advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph A. Zock, 49           President   Since   President  (since  1982) of Capital         n/a                n/a
Capital Management                       11/00   Management     Associates,     Inc.
Associates, Inc.                                 (Advisor   to   the   Fund);   Vice
140 Broadway Street                              President   of  Shields  &  Company
44th Floor                                       (broker/dealer  and  distributor to
New York, NY  10005                              the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Sarah M. Hunt, 34            Vice        Since   Vice  President   (since  1997)  of         n/a                n/a
Capital Management           President   11/00   Capital   Management    Associates,
Associates, Inc.                                 Inc. (Advisor to the Fund)
140 Broadway Street
44th Floor
New York, NY  10005
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
C. Frank Watson III, 33      Secretary   Since   President   and   Chief   Operating         n/a               n/a
                                         5/96    Officer   (since   1999)   of   The
                                                 Nottingham                  Company
                                                 (Administrator    to   the   Fund);
                                                 previously,     Chief     Operating
                                                 Officer of The Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Julian G. Winters, 34        Treasurer   Since   Vice           President-Compliance         n/a               n/a
                                         4/98    Administration   (since   1998)  of
                                                 The       Nottingham        Company
                                                 (Administrator    to   the   Fund);
                                                 previously,  Fund  Accountant,  The
                                                 Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414                                   DELOITTE
                                                                & TOUCHE
Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

December 20, 2002


___________
Deloitte
Touche
Tohmatsu
___________

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                                 Investor Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2002





                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                        January 29, 2003

Dear Fellow Shareholders:

     2002 cannot be counted among one of the better years for the U.S., although as a nation we have endured far worse.
     Some of the less favorable news was, in great part, a spillover from the prior year. Despite the successful effort to displace the Taliban, which began in 2001, U.S. and allied troops were required to maintain a presence in Afghanistan, simply to ensure stability. The CIA and other U.S. agencies achieved a number of notable successes against various terrorists in 2002, but Al Qaeda and similar terrorist organizations clearly remained in business, with the sole objective of inflicting pain upon the U.S. and its allies.
     Nevertheless, in the second half of 2002 Al Qaeda took a backseat in the U.S. media as the Bush Administration focused its attention on Iraq 's appetite for creating weapons of mass destruction. With considerable arm bending by the U.S., a reticent United Nations dispatched another weapons inspection team to Iraq, while the U.S., as a cautionary measure, once again increased its military presence in the Middle East.
     In the meantime, the stock market recorded a negative return for three years running, duplicating a feat that had not been seen since the Great Depression. Especially in the first half of 2002, it was difficult for the market to achieve traction, as a nearly continual stream of news reports revealed that some major U.S. companies had engaged in dubious fraudulent accounting practices. Adding insult to injury were further disclosures that equity analysts at major financial institutions may have allowed their judgment to be influenced by investment banking concerns.
     Although the U.S. economy began to show signs of a recovery after nearly two years in the doldrums, investors remained wary. Even as good news began to accumulate, investors questioned whether improved fundamentals were driven more by one-time downsizing and restructuring initiatives than by corporate capital investments or real growth. Indeed, individual investors increased their focus on cash and bonds, despite a fixed income environment that offered the lowest yields in forty years.
     The second half of 2002 also witnessed significant political activity. On the very day in November that the Republicans recaptured Congress in the midterm elections, the Administration announced the resignation of U.S. Treasury Secretary Paul O'Neill and key members of his staff. Shortly thereafter, the President appointed a more accommodative economic team, Homeland Security legislation was passed by both Houses, and the Bush team announced that it would pursue far-reaching tax cuts to help sustain economic growth.
     At year's end, it became clear that the economic recovery was real and would in all likelihood continue, albeit at a mild pace. However, the U.S. still faced notable challenges, including unexpectedly large state and municipal budget shortfalls and growing unemployment. Additionally, North Korea, the far eastern third of the "Axis of Evil," announced its intention to pursue nuclear arms production, in defiance of previous agreements.

     Fortunately, there appears to be more good news on the economic front at the beginning of 2003 than there was at the start of the previous year. Corporate scandals seem to be fading, the weak dollar should work in favor of the U.S., and our equity markets have finally appeared to bottom out. These positives, plus eventual resolutions to both the Iraqi and North Korean situations, negotiated or otherwise, should help to build confidence in the U.S. equity markets.

Recent Market Strategy
----------------------

     All portfolios under the supervision of Capital Management Associates (CMA) continued to be positioned defensively during 2002, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the first beneficiaries of the economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time, the most attractive opportunities appear to be concentrated in the healthcare and traditional, cyclical sectors.

Current Economic Outlook
------------------------

     Although U.S. corporations have endured a nearly three-year earnings recession and a sharp reduction in capital spending, as well as a painful contraction of the workforce, we believe that the U.S. economy will grow at a 4% rate during 2003. We believe that to a great extent this will be driven by U.S. consumers, who are responsible for close to 2/3 of GDP and have shown no sign that they are about to retreat from the marketplace. If interest rates remain low, as we anticipate, this will enable consumers to continue to spend, or to refinance or pay down debt.
     We also expect the economy in 2003 to benefit from the Federal Reserve's "overly accommodative" monetary policy, which may provide manufacturers and retailers with increased pricing power if inflationary pressure is allowed to build. We also believe that the Bush Administration will continue to promote stimulative legislation in advance of the 2004 elections, including extensive tax reductions.
     There are additional reasons to be optimistic. The weak dollar should help the U.S. remain competitive in overseas markets and enhance profitability in 2003. After three years of minimal capital expenditures, even low-level economic growth should prompt U.S. corporations to increase their investments in plants and equipment, including long overdue upgrades of processing and communications equipment. We also expect the unemployment rate to decline, as a result of government spending increases and private-sector responses to pent-up demand. Although housing in selected regions may be vulnerable to severe price declines, the recent period of significant deflation appears to be nearing a cyclical bottom. Interest rates have been declining since 1982 and commodity prices have stabilized since the shortages during the late 1970s. Both are near historically low levels, and this should support a continued economic recovery.

Current Portfolio Strategy
--------------------------

     CMA continues to position its portfolios in a relatively defensive manner. We enter this year nearly fully invested, with a list of stocks that we expect will benefit from an economic recovery that should gain strength as the year progresses. The Capital Management Small-Cap Fund maintained its defensive positions by investing in utilities, energy stocks, consumer staples and gold stocks. We remain invested in value stocks that should help to preserve capital if, as anticipated, the markets continue to experience a high level of volatility. Based on our forecast that the U.S. economy will grow at a 4% rate during 2003, we remain focused on companies that are well positioned to be the first beneficiaries of a sustained rebound.


                                               Joseph A. Zock
                                               President
                                               Capital Management Associates













________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2002

--------------------------------------------------------------------------------
                Capital Management Small-Cap           S&P 600
                   Fund Investor Shares            Small-Cap Index
--------------------------------------------------------------------------------
01/12/99                  $  9,700                    $ 10,000
02/28/99                     9,691                       9,021
05/31/99                    11,077                       9,978
08/31/99                    11,545                       9,994
11/30/99                    12,198                      10,436
02/29/00                    14,441                      12,403
05/31/00                    14,083                      11,393
08/31/00                    15,666                      12,813
11/30/00                    13,133                      11,237
 2/28/01                    14,224                      12,360
 5/31/01                    14,785                      12,935
 8/31/01                    13,716                      12,885
11/30/01                    12,582                      12,595
 2/28/02                    13,262                      13,332
 5/31/02                    14,072                      14,179
 8/31/02                    12,355                      11,658
11/30/02                    12,841                      11,882


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Investor Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

   ------------------------------ ------------ ----------------------------
                                                    Since Commencement
                                    One Year     of Operations (1/12/99)
   ------------------------------ ------------ ----------------------------
           No Sales Load              2.06 %              7.49 %
   ------------------------------ ------------ ----------------------------
      3.00% Maximum Sales Load       (1.00)%              6.65 %
   ------------------------------ ------------ ----------------------------



>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2002, the value of the Fund's Investor Shares would have increased to $12,841 - a cumulative total investment return of 28.41% since January 12, 1999. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $13,238 - a cumulative total investment return of 32.38% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

>>   At November  30,  2002,  the value of a similar  investment  in the S&P 600
     Small-Cap Index would have increased to $11,882 - a cumulative total investment return of 18.82% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                         Shares                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.93%

      Apparel Manufacturing - 2.79%
        (a)Charming Shoppes, Inc. ..............................................          3,500                         $    16,625
        (a)Tommy Hilfiger Corporation ..........................................          2,400                              19,584
                                                                                                                        -----------
                                                                                                                             36,209
                                                                                                                        -----------
      Cosmetics & Personal - 2.08%
           The Dial Corporation ................................................          1,300                              27,066

                                                                                                                        -----------
      Educational Services - 2.10%
        (a)Sylvan Learning Systems, Inc. .......................................          1,500                              27,285
                                                                                                                        -----------

      Electrical Equipment - 4.60%
           Baldor Electric Company .............................................          1,250                              24,312
           EDO Corporation .....................................................          1,750                              35,473
                                                                                                                        -----------
                                                                                                                             59,785
                                                                                                                        -----------
      Electronics - Components - 3.14%
        (a)Axcelis Technologies, Inc. ..........................................          5,000                              40,850
                                                                                                                        -----------

      Electronics - Semiconductor - 5.71%
           Helix Technology Corporation ........................................          3,000                              42,540
        (a)Photronics, Inc. ....................................................          2,000                              31,640
                                                                                                                        -----------
                                                                                                                             74,180
                                                                                                                        -----------
      Financials - Banks, Commercial - 4.39%
           Compass Bancshares, Inc. ............................................          1,050                              33,915
           Cullen/Frost Bankers, Inc. ..........................................            700                              23,170
                                                                                                                        -----------
                                                                                                                             57,085
                                                                                                                        -----------
      Financial - Consumer Credit - 2.56%
        (a)AmeriCredit Corporation .............................................          4,000                              33,280
                                                                                                                        -----------

      Food - Processing - 5.75%
           Flowers Foods, Inc. .................................................          1,500                              36,105
        (a)United Natural Foods Inc. ...........................................          1,500                              38,625
                                                                                                                        -----------
                                                                                                                             74,730
                                                                                                                        -----------
      Health Care - Drugs / Pharmaceuticals - 2.27%
        (a)Taro Pharmaceutical Industries Ltd. .................................            750                              29,445
                                                                                                                        -----------

      Manufacturing - Diversified - 1.32%
           Tupperware Corporation ..............................................          1,000                              17,130
                                                                                                                        -----------

      Metal Fabrication & Hardware - 2.11%
           Kaydon Corporation ..................................................          1,300                              27,391
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                         Shares                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - Drilling - 4.09%
           Cabot Oil & Gas Corporation .........................................          1,000                         $    23,100
        (a)Oceaneering International, Inc. .....................................          1,250                              30,000
                                                                                                                        -----------
                                                                                                                             53,100
                                                                                                                        -----------
      Oil & Gas - Equipment & Services - 1.72%
        (a)Bolt Technology Corporation .........................................          3,000                              10,050
        (a)Superior Energy Services, Inc. ......................................          1,500                              12,300
                                                                                                                        -----------
                                                                                                                             22,350
                                                                                                                        -----------
      Oil & Gas - International - 1.61%
        (a)Pride International, Inc. ...........................................          1,500                              20,970
                                                                                                                        -----------

      Power Producers - 1.67%
           Cleco Corporation ...................................................          1,600                              21,728
                                                                                                                        -----------

      Real Estate Investment - 2.91%
           Crown American Realty Trust .........................................          4,000                              37,760
                                                                                                                        -----------

      Restaurants & Food Service - 3.30%
        (a)RARE Hospitality International, Inc. ................................          1,000                              26,770
        (a)Sonic Corporation ...................................................            750                              16,110
                                                                                                                        -----------
                                                                                                                             42,880
                                                                                                                        -----------
      Retail - Building Supplies - 4.12%
        (a)Advanced Energy Industries, Inc. ....................................          3,000                              53,580
                                                                                                                        -----------

      Storage & Warehouse - 4.27%
        (a)SanDisk Corporation .................................................          2,000                              55,500
                                                                                                                        -----------

      Transportation - Air - 1.26%
           SkyWest, Inc. .......................................................          1,200                              16,332
                                                                                                                        -----------

      Utilities - Gas - 2.26%
           South Jersey Industries, Inc. .......................................            900                              29,340
                                                                                                                        -----------

      Utilities - Water - 3.89%
           Philadelphia Suburban Corporation ...................................          1,275                              25,487
           Southwest Water Company .............................................          1,800                              25,056
                                                                                                                        -----------
                                                                                                                             50,543
                                                                                                                        -----------

           Total Common Stocks (Cost $817,273) ................................................................             908,519
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                         Shares                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 9.22%

      Evergreen Money Market Fund Class I Shares #218 ..........................         59,860                         $    59,860
      Evergreen Select Money Market Fund Class I Shares #495 ...................         59,860                              59,860
                                                                                                                        -----------


           Total Investment Companies (Cost $119,720) .........................................................             119,720
                                                                                                                        -----------


Total Value of Investments (Cost $936,993 (b)) .................................         79.14 %                        $ 1,028,239
Other Assets Less Liabilities ..................................................         20.86 %                            271,029
                                                                                      --------                          -----------
     Net Assets ................................................................        100.00 %                        $ 1,299,268
                                                                                      ========                          ===========




      (a)  Non-income producing investment .....................................

      (b)  Aggregate cost for federal income tax purposes is 938,056.  Unrealized appreciation /
           (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ............................................................................         $   125,793
           Unrealized depreciation ............................................................................             (34,547)
                                                                                                                        -----------

                      Net unrealized appreciation .............................................................         $    91,246
                                                                                                                        ===========























See accompanying notes to financial statements


                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2002


ASSETS
      Investments, at value (cost $936,993) ............................................................                $ 1,028,239
      Cash .............................................................................................                    253,354
      Income receivable ................................................................................                        391
      Due from advisor (note 2) ........................................................................                     33,523
      Other assets .....................................................................................                      2,536
                                                                                                                        -----------

           Total assets ................................................................................                  1,318,043
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     18,775
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 1,299,268
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 1,291,595
      Accumulated net realized loss on investments .....................................................                    (83,573)
      Net unrealized appreciation on investments .......................................................                     91,246
                                                                                                                        -----------
                                                                                                                        $ 1,299,268
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($1,230,524 / 101,548 shares) ...............................................................                $     12.12
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($68,744 / 5,785 shares) ....................................................................                $     11.88
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $11.88) ............................................                $     12.25
                                                                                                                        ===========
















See accompanying notes to financial statements


                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended November 30, 2002


NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................................          $   8,231
                                                                                                                          ---------


      Expenses
           Investment advisory fees (note 2) ...................................................................              6,676
           Fund administration fees (note 2) ...................................................................                835
           Distribution and service fees - Investor Shares (note 3) ............................................                522
           Custody fees ........................................................................................              4,711
           Registration and filing administration fees (note 2) ................................................                910
           Fund accounting fees (note 2) .......................................................................             36,067
           Audit fees ..........................................................................................             12,783
           Legal fees ..........................................................................................             15,253
           Securities pricing fees .............................................................................              2,377
           Shareholder recordkeeping fees ......................................................................             24,000
           Other accounting fees (note 2) ......................................................................             23,165
           Shareholder servicing expenses ......................................................................              2,615
           Registration and filing expenses ....................................................................              2,119
           Printing expenses ...................................................................................              2,402
           Trustee fees and meeting expenses ...................................................................              8,319
           Other operating expenses ............................................................................              3,485
                                                                                                                          ---------

               Total expenses ..................................................................................            146,239
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ............................................................           (129,031)
                    Investment advisory fees waived (note 2) ...................................................             (6,676)
                    Distribution and service fees waived - Investor Class Shares (note 3) ......................               (507)
                                                                                                                          ---------

               Net expenses ....................................................................................             10,025
                                                                                                                          ---------

                    Net investment loss ........................................................................             (1,794)
                                                                                                                          ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...........................................................             15,565
      Increase in unrealized appreciation on investments .......................................................             51,667
                                                                                                                          ---------

           Net realized and unrealized gain on investments .....................................................             67,232
                                                                                                                          ---------

               Net increase in net assets resulting from operations ............................................          $  65,438
                                                                                                                          =========








See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year ended        Year ended
                                                                                                      November 30,      November 30,
                                                                                                          2002              2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment (loss) income ......................................................          $     (1,794)    $        367
         Net realized gain (loss) from investment transactions .............................                15,565          (48,370)
         Increase in unrealized appreciation on investments ................................                51,667           37,678
                                                                                                      ------------     ------------
              Net increase (decrease) in net assets resulting from operations ..............                65,438         (10,325)
                                                                                                      ------------     ------------


     Distributions to shareholders from
         Net investment income - Institutional Shares ......................................                     0             (905)
         Net investment income - Investor Shares ...........................................                     0             (132)
         Net realized gain from investment transactions - Institutional Shares .............                     0          (28,734)
         Net realized gain from investment transactions - Investor Shares ..................                     0           (4,048)
                                                                                                      ------------     ------------

              Decrease in net assets resulting from distributions ..........................                     0          (33,819)
                                                                                                      ------------     ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a) ...               858,206         (136,044)
                                                                                                      ------------     ------------

                     Total increase (decrease) in net assets ...............................               923,644         (180,188)

NET ASSETS
     Beginning of year .....................................................................               375,624          555,812
                                                                                                      ------------     ------------

     End of year ...........................................................................          $  1,299,268     $    375,624
                                                                                                      ============     ============


(a) A summary of capital share activity follows:
                                                                   -----------------------------------------------------------------
                                                                              Year ended                        Year ended
                                                                          November 30, 2002                  November 30, 2001
                                                                        Shares           Value            Shares            Value
----------------------------------------------------------------   -----------------------------------------------------------------
                      INSTITUTIONAL SHARES
----------------------------------------------------------------

Shares sold ....................................................         75,631        $ 858,415           10,530        $ 134,015
Shares issued for reinvestment of distributions ................              0                0            2,201           29,771
Shares redeemed ................................................            (19)            (209)         (24,160)        (306,789)

                                                                      ---------        ---------        ---------        ---------
     Net increase (decrease) ...................................         75,612        $ 858,206          (11,429)       $(143,003)
                                                                      =========        =========        =========        =========
----------------------------------------------------------------
                         INVESTOR SHARES
----------------------------------------------------------------

Shares sold ....................................................              0        $       0              218        $   2,911
Shares issued for reinvestment of distributions ................              0                0              303            4,048
Shares redeemed ................................................              0                0                0                0
                                                                      ---------        ---------        ---------        ---------
     Net increase ..............................................              0        $       0              521        $   6,959
                                                                      =========        =========        =========        =========
----------------------------------------------------------------
                           FUND SUMMARY
----------------------------------------------------------------

Shares sold ....................................................         75,631        $ 858,415           10,748        $ 136,926
Shares issued for reinvestment of distributions ................              0                0            2,504           33,819
Shares redeemed ................................................            (19)            (209)         (24,160)        (306,789)
                                                                      ---------        ---------        ---------        ---------
     Net increase (decrease) ...................................         75,612        $ 858,206          (10,908)       $(136,044)
                                                                      =========        =========        =========        =========

See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year ended       Year ended    Year ended     Period ended
                                                                      November 30,    November 30,   November 30,    November 30,
                                                                         2002             2001          2000           1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................     $    11.88     $    13.06     $     13.91     $    10.99

      Income (loss) from investment operations
           Net investment (loss) income .........................          (0.02)          0.02            0.03          (0.01)
           Net realized and unrealized gain (loss) on investments           0.26          (0.40)           1.06           2.93
                                                                      ----------     ----------     -----------     ----------


               Total from investment operations .................           0.24          (0.38)           1.09           2.92
                                                                      ----------     ----------     -----------     ----------

      Distributions to shareholders from
           Net investment income ................................           0.00          (0.03)           0.00           0.00
           Net realized gain from investment transactions .......           0.00          (0.77)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------


               Total distributions ..............................           0.00          (0.80)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------


Net asset value, end of period ..................................     $    12.12     $    11.88     $    13.06      $    13.91
                                                                      ==========     ==========     ==========      ==========


Total return ....................................................           2.02 %        (3.61)%         8.51 %         26.57 %
                                                                      ==========     ==========     ==========      ==========


Ratios/supplemental data
      Net assets, end of period .................................     $1,230,524     $  308,206     $   488,093     $  158,754
                                                                      ==========     ==========     ===========     ==========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          21.46 %        30.23 %        24.48 %         55.71 %(b)
           After expense reimbursements and waived fees .........           1.50 %         1.50 %         1.50 %          1.50 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........         (20.25)%       (28.55)%       (22.72)%        (54.36)%(b)
           After expense reimbursements and waived fees .........          (0.29)%         0.18 %         0.27 %         (0.15)%(b)

      Portfolio turnover rate ...................................          29.61 %        61.84 %       131.47 %        145.58 %

(a)   For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)   Annualized.

                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year ended       Year ended    Year ended     Period ended
                                                                      November 30,    November 30,   November 30,    November 30,
                                                                          2002            2001           2000          1999 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $   11.65      $   12.86      $    13.82      $   10.99

      Income (loss) from investment operations
           Net investment loss ..................................          (0.01)         (0.05)          (0.08)         (0.10)
           Net realized and unrealized gain (loss) on investments           0.24          (0.39)           1.06           2.93
                                                                      ----------     ----------     -----------     ----------

               Total from investment operations .................           0.23          (0.44)           0.98           2.83
                                                                      ----------     ----------     -----------     ----------

      Distributions to shareholders from
           Net realized gain from investment transactions .......           0.00          (0.77)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------

               Total distributions ..............................           0.00          (0.77)          (1.94)          0.00
                                                                      ----------     ----------     -----------     ----------

Net asset value, end of period ..................................     $    11.88     $    11.65     $     12.86     $    13.82
                                                                      ==========     ==========     ===========     ==========

Total return (b) ................................................           2.06 %        (4.20)%          7.67 %        25.75 %
                                                                      ==========     ==========     ===========     ==========

Ratios/supplemental data
      Net assets, end of period .................................     $   68,744     $   67,418     $    67,719     $   62,854
                                                                      ==========     ==========     ===========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          25.73 %        30.46 %         24.24 %        56.45 %(c)
           After expense reimbursements and waived fees .........           1.53 %         2.12 %          2.25 %         2.25 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........         (24.31)%       (28.81)%        (22.55)%       (55.11)%(c)
           After expense reimbursements and waived fees .........          (0.10)%        (0.47)%         (0.56)%        (0.91)%(c)

      Portfolio turnover rate ...................................          29.61 %        61.84 %        131.47 %       145.58 %

(a)   For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)   Total return does not reflect payment of a sales charge.

(c)   Annualized.





See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.




                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



          The Fund has capital loss carryforwards for federal income tax purposes of $79,267, which expire in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $6,676
     ($0.12 per share) and reimbursed $129,031 of the operating expenses incurred by the Fund for the year ended November 30, 2002.

     The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2002, there were no Distributor sales charges retained.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $522 of such expenses for the year ended November 30, 2002. The Distributor has voluntarily waived a portion of its fee amounting to $507 ($0.01 per share).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $648,523 and $145,869, respectively, for the year ended November 30, 2002.

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,750 during the fiscal year ended November 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.


---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                             Position(s) Length                                            Complex
       Name, Age,            held with   of Time          Principal Occupation(s)        Overseen by       Other Directorships
       and Address           Fund/Trust  Served            During Past 5 Years             Trustee           Held by Trustee
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Independent Trustees
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Lucius E. Burch, III, 60     Trustee     Since   Chairman   and   Chief    Executive          2                  None
                                         12/94   Officer   (since   1982)  of  Burch
                                                 Investment  Group,  formerly Massey
                                                 Burch   Investment    Group,   Inc.
                                                 (venture capital firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
George S. Reichenbach, 72    Trustee     Since   Consultant   (since  1989)  of  Advent       2                  None
                                         11/98   International   Corporation   (venture
                                                 capital firm); Director (since   1989)
                                                 of  Astropower (solar energy company);
                                                 Director  (since  1999)  of   QuestAir
                                                 (fuel  cell   equipment  company)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Anthony J. Walton, 59        Trustee     Since   Member  (since  2000) of  McFarland          2                  None
                                         12/94   Dewey &  Company,  LLC  (investment
                                                 banker);      previously,     Chief
                                                 Executive  Officer  (1995-1999)  of
                                                 Armstrong   Holdings    Corporation
                                                 (private  investment  and corporate
                                                 finance advisory firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Interested Trustees*
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
David V. Shields, 62**       Trustee     Since   Director  (since  1983) of  Capital          2                  None
Shields & Company                        12/94   Management     Associates,     Inc.
140 Broadway Street                              (Advisor  to the  Fund);  President
44th Floor                                       and Managing  Director (since 1982)
New York, NY  10005                              of      Shields      &      Company
                                                 (broker/dealer  and  distributor to
                                                 the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph V. Shields, Jr.,64**  Chairman    Since   Chairman   and   Chief    Executive          2        Chairman    of    Board   of
Shields & Company            and Trustee 12/94   Officer  (since  1982)  of  Capital                   Trustees  -  BBH  Trust  for
140 Broadway Street                              Management     Associates,     Inc.                   the 12  series  of the trust
44th Floor                                       (Advisor  to  the  Fund);  Chairman                   (registered       investment
New York, NY  10005                              and Managing  Director (since 1982)                   companies);  Director (since
                                                 of      Shields      &      Company                   1989)       of       Flowers
                                                 (broker/dealer  and  distributor to                   Industries,    Inc.    (food
                                                 the Fund)                                             company);  Vice  Chairman of
                                                                                                       Board  of  Trustees   (since
                                                                                                       1995)  of  New  York  Racing
                                                                                                       Association, Inc.
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal  owners of Capital  Management  Associates,  Inc., the Fund's investment  advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph A. Zock, 49           President   Since   President  (since  1982) of Capital         n/a                n/a
Capital Management                       11/00   Management     Associates,     Inc.
Associates, Inc.                                 (Advisor   to   the   Fund);   Vice
140 Broadway Street                              President   of  Shields  &  Company
44th Floor                                       (broker/dealer  and  distributor to
New York, NY  10005                              the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Sarah M. Hunt, 34            Vice        Since   Vice  President   (since  1997)  of         n/a                n/a
Capital Management           President   11/00   Capital   Management    Associates,
Associates, Inc.                                 Inc. (Advisor to the Fund)
140 Broadway Street
44th Floor
New York, NY  10005
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
C. Frank Watson III, 33      Secretary   Since   President   and   Chief   Operating         n/a               n/a
                                         5/96    Officer   (since   1999)   of   The
                                                 Nottingham                  Company
                                                 (Administrator    to   the   Fund);
                                                 previously,     Chief     Operating
                                                 Officer of The Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Julian G. Winters, 34        Treasurer   Since   Vice           President-Compliance         n/a               n/a
                                         4/98    Administration   (since   1998)  of
                                                 The       Nottingham        Company
                                                 (Administrator    to   the   Fund);
                                                 previously,  Fund  Accountant,  The
                                                 Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414                                   DELOITTE
                                                                & TOUCHE
Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

December 20, 2002


___________
Deloitte
Touche
Tohmatsu
___________

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Institutional Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2002






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                        January 29, 2003
Dear Fellow Shareholders:

     2002 cannot be counted among one of the better years for the U.S., although as a nation we have endured far worse.
     Some of the less favorable news was, in great part, a spillover from the prior year. Despite the successful effort to displace the Taliban, which began in 2001, U.S. and allied troops were required to maintain a presence in Afghanistan, simply to ensure stability. The CIA and other U.S. agencies achieved a number of notable successes against various terrorists in 2002, but Al Qaeda and similar terrorist organizations clearly remained in business, with the sole objective of inflicting pain upon the U.S. and its allies.
     Nevertheless, in the second half of 2002 Al Qaeda took a backseat in the U.S. media as the Bush Administration focused its attention on Iraq 's appetite for creating weapons of mass destruction. With considerable arm bending by the U.S., a reticent United Nations dispatched another weapons inspection team to Iraq, while the U.S., as a cautionary measure, once again increased its military presence in the Middle East.
     In the meantime, the stock market recorded a negative return for three years running, duplicating a feat that had not been seen since the Great Depression. Especially in the first half of 2002, it was difficult for the market to achieve traction, as a nearly continual stream of news reports revealed that some major U.S. companies had engaged in dubious fraudulent accounting practices. Adding insult to injury were further disclosures that equity analysts at major financial institutions may have allowed their judgment to be influenced by investment banking concerns.
     Although the U.S. economy began to show signs of a recovery after nearly two years in the doldrums, investors remained wary. Even as good news began to accumulate, investors questioned whether improved fundamentals were driven more by one-time downsizing and restructuring initiatives than by corporate capital investments or real growth. Indeed, individual investors increased their focus on cash and bonds, despite a fixed income environment that offered the lowest yields in forty years.
     The second half of 2002 also witnessed significant political activity. On the very day in November that the Republicans recaptured Congress in the midterm elections, the Administration announced the resignation of U.S. Treasury Secretary Paul O'Neill and key members of his staff. Shortly thereafter, the President appointed a more accommodative economic team, Homeland Security legislation was passed by both Houses, and the Bush team announced that it would pursue far-reaching tax cuts to help sustain economic growth.
     At year's end, it became clear that the economic recovery was real and would in all likelihood continue, albeit at a mild pace. However, the U.S. still faced notable challenges, including unexpectedly large state and municipal budget shortfalls and growing unemployment. Additionally, North Korea, the far eastern third of the "Axis of Evil," announced its intention to pursue nuclear arms production, in defiance of previous agreements.

     Fortunately, there appears to be more good news on the economic front at the beginning of 2003 than there was at the start of the previous year. Corporate scandals seem to be fading, the weak dollar should work in favor of the U.S., and our equity markets have finally appeared to bottom out. These positives, plus eventual resolutions to both the Iraqi and North Korean situations, negotiated or otherwise, should help to build confidence in the U.S. equity markets.

Recent Market Strategy
----------------------

     All portfolios under the supervision of Capital Management Associates (CMA) continued to be positioned defensively during 2002, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the first beneficiaries of the economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time, the most attractive opportunities appear to be concentrated in the healthcare and traditional, cyclical sectors.

Current Economic Outlook
------------------------

     Although U.S. corporations have endured a nearly three-year earnings recession and a sharp reduction in capital spending, as well as a painful contraction of the workforce, we believe that the U.S. economy will grow at a 4% rate during 2003. We believe that to a great extent this will be driven by U.S. consumers, who are responsible for close to 2/3 of GDP and have shown no sign that they are about to retreat from the marketplace. If interest rates remain low, as we anticipate, this will enable consumers to continue to spend, or to refinance or pay down debt.
     We also expect the economy in 2003 to benefit from the Federal Reserve's "overly accommodative" monetary policy, which may provide manufacturers and retailers with increased pricing power if inflationary pressure is allowed to build. We also believe that the Bush Administration will continue to promote stimulative legislation in advance of the 2004 elections, including extensive tax reductions.
     There are additional reasons to be optimistic. The weak dollar should help the U.S. remain competitive in overseas markets and enhance profitability in 2003. After three years of minimal capital expenditures, even low-level economic growth should prompt U.S. corporations to increase their investments in plants and equipment, including long overdue upgrades of processing and communications equipment. We also expect the unemployment rate to decline, as a result of government spending increases and private-sector responses to pent-up demand.
     Although housing in selected regions may be vulnerable to severe price declines, the recent period of significant deflation appears to be nearing a cyclical bottom. Interest rates have been declining since 1982 and commodity prices have stabilized since the shortages during the late 1970s. Both are near historically low levels, and this should support a continued economic recovery.

Current Portfolio Strategy
--------------------------

     CMA continues to position its portfolios in a relatively defensive manner. We enter this year nearly fully invested, with a list of stocks that we expect will benefit from an economic recovery that should gain strength as the year progresses. The Capital Management Mid-Cap Fund maintained its defensive positions by investing in utilities, energy stocks, consumer staples and gold stocks. We remain invested in value stocks that should help to preserve capital if, as anticipated, the markets continue to experience a high level of volatility. Based on our forecast that the U.S. economy will grow at a 4% rate during 2003, we remain focused on companies that are well positioned to be the first beneficiaries of a sustained rebound.


                                                   Joseph A. Zock
                                                   President
                                                   Capital Management Associates











________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 2002



--------------------------------------------------------------------------------
                Capital Management       Russell Mid-Cap         S&P 500 Total
                  Mid-Cap Fund            Value Index            Return Index
                Institutional Shares
--------------------------------------------------------------------------------
 01/27/95            $250,000               $250,000               $250,000
 05/31/95             280,704                284,197                286,433
 11/30/95             307,511                324,526                329,083
 05/31/96             338,926                352,682                367,883
 11/30/96             367,685                396,192                420,773
 05/31/97             414,220                435,626                476,098
 11/30/97             492,411                510,608                540,753
 05/31/98             511,976                566,332                622,190
 11/30/98             438,528                540,660                668,702
 05/31/99             509,967                593,328                753,011
 11/30/99             519,246                541,958                808,433
 05/31/00             624,227                574,035                831,908
 11/30/00             586,162                609,444                774,321
  5/31/01             620,697                694,111                744,113
 11/30/01             583,734                651,613                679,671
  5/31/02             648,508                730,637                641,069
 11/30/02             545,868                628,105                567,433

This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the
Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

          --------------- --------------- ----------------------------
                                               Since Commencement
             One Year       Five Years      of Operations (1/27/95)
          --------------- --------------- ----------------------------
              (6.49)%          2.08 %               10.46 %
          --------------- --------------- ----------------------------

>>   The graph  assumes an initial  $250,000  investment  at  January  27,  1995
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2002, the value of the Fund's Institutional Shares would have increased to $545,868 - a cumulative total investment return of 118.35% since January 27, 1995.

>> At November 30, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $567,433 - a cumulative total investment return of 126.97% since January 27, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $628,105 - a cumulative total investment return of 151.24% since January 31, 1995 (there were no daily values available for this index during January 1995). The S&P 500 Total Return Index and the Russell Mid-Cap Value Index replace the S&P 400 Mid-Cap Index and the Russell 2500 Index used for illustrative purposes in prior annual reports. The S&P 500 Total Return Index and the Russell Mid-Cap Value Index are used in the graph above because the Fund's investment advisor believes that the S&P 500 Total Return Index and the Russell Mid-Cap Value Index are appropriate for comparison against the Fund's performance given the Fund's investments and strategies. For the fiscal year ended November 30, 2002, the investment in the Capital Management Mid-Cap Fund would have decreased in value by $37,867; the similar investment in the S&P 500 Total Return Index would have decreased in value by $112,238; the similar investment in the Russell Mid-Cap Value Index would have decreased in value by $23,508; the similar investment in the S&P 400 Mid-Cap Index would have decreased in value by $48,280; and the similar investment in the Russell 2500 Index would have decreased in value by $55,173.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.82%

      Aerospace & Defense - 3.36%
           Parker-Hannifin Corporation ...............................................                  6,000             $  280,140
                                                                                                                          ----------

      Apparel Manufacturing - 1.71%
        (a)Tommy Hilfiger Corporation ................................................                 17,500                142,800
                                                                                                                          ----------

      Beverages - 3.69%
           Sensient Technologies Corporation .........................................                 12,500                307,125
                                                                                                                          ----------

      Commercial Services - 3.17%
        (a)Cendant Corporation .......................................................                 21,000                264,180
                                                                                                                          ----------

      Cosmetics & Personal - 2.92%
           The Dial Corporation ......................................................                 11,700                243,594
                                                                                                                          ----------

      Electronics - Components - 3.45%
        (a)KLA - Tencor Corporation ..................................................                  6,500                287,105
                                                                                                                          ----------

      Financials - Banks, Commercial - 5.32%
           Compass Bancshares, Inc. ..................................................                  8,000                258,400
           Zions Bancorporation ......................................................                  4,500                185,175
                                                                                                                          ----------
                                                                                                                             443,575
                                                                                                                          ----------
      Food - Processing - 11.81%
           ConAgra Foods, Inc. .......................................................                 10,000                243,700
           Flowers Foods, Inc. .......................................................                  9,750                234,683
           McCormick & Company, Incorporated .........................................                 10,000                237,900
           Sara Lee Corporation ......................................................                 11,500                268,295
                                                                                                                          ----------
                                                                                                                             984,578
                                                                                                                          ----------
      Forest Products & Paper - 2.78%
           Weyerhaeuser Company ......................................................                  4,400                231,440
                                                                                                                          ----------

      Health Care - Drugs / Pharmaceuticals - 3.24%
        (a)IVAX Corporation ..........................................................                 20,000                270,200
                                                                                                                          ----------

      Health Care - Hospital Management - 4.18%
        (a)Community Health Systems, Inc. ............................................                  7,700                158,235
        (a)Oxford Health Plans, Inc. .................................................                  5,200                189,904
                                                                                                                          ----------
                                                                                                                             348,139
                                                                                                                          ----------
      Information Technology - 3.70%
        (a)Flextronics International, Ltd. ...........................................                 28,000                308,280
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 3.16%
        (a)Lincoln National Corporation ............................................                   7,500              $  263,550
                                                                                                                          ----------

      Machine - Diversified - 3.68%
           Deere & Company .........................................................                   6,000                 306,900
                                                                                                                          ----------

      Manufacturing - Diversified - 2.33%
           Textron, Inc. ...........................................................                   4,500                 193,950
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 7.14%
        (a)Cooper Cameron Corporation ..............................................                   4,600                 235,796
           ENSCO International, Inc. ...............................................                   6,500                 181,870
        (a)Nabors Industries, Inc. .................................................                   5,000                 177,000
                                                                                                                          ----------
                                                                                                                             594,666
                                                                                                                          ----------
      Oil & Gas - Drilling & Equipment - 3.23%
           Apache Corporation ......................................................                   5,000                 269,400
                                                                                                                          ----------

      Power Producers - 3.00%
           SCANA Corporation .......................................................                   8,300                 249,747
                                                                                                                          ----------

      Restaurants & Food - 3.22%
        (a)Brinker International, Inc. .............................................                   9,000                 268,200
                                                                                                                          ----------

      Retail - Department Stores- 2.71%
           J.C. Penney Company, Inc. ...............................................                   9,500                 225,435
                                                                                                                          ----------

      Retail - Food - 2.52%
           Albertson's, Inc. .......................................................                   9,000                 210,060
                                                                                                                          ----------

      Retail - Specialty - 6.75%
           Circuit City Stores - Circuit City Group ................................                  25,000                 244,000
        (a)Office Depot, Inc. ......................................................                  18,000                 318,780
                                                                                                                          ----------
                                                                                                                             562,780
                                                                                                                          ----------
      Transportation - Air - 3.11%
           Southwest Airlines Company ..............................................                  15,525                 259,267
                                                                                                                          ----------

      Trucking & Leasing - 2.64%
           CNF Transportation Inc. .................................................                   7,000                 219,660
                                                                                                                          ----------


           Total Common Stocks (Cost $6,987,369) ...........................................................               7,734,771
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.10%

      Evergreen Money Market Fund Class I Shares #218 ..................................               49,049             $   49,049
      Evergreen Select Money Market Fund Class I Shares #495 ...........................              376,344                376,344
                                                                                                                          ----------

           Total Investment Companies (Cost $425,393) ..................................                                     425,393
                                                                                                                          ----------

Total Value of Investments (Cost $7,412,762 (b)) .......................................                97.92 %           $8,160,164
Other Assets Less Liabilities ..........................................................                 2.08 %              173,131
                                                                                                       ------             ----------
      Net Assets .......................................................................               100.00 %           $8,333,295
                                                                                                       ======             ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................            $1,133,252
           Unrealized depreciation ..........................................................................              (385,850)
                                                                                                                         ----------

                      Net unrealized appreciation ...........................................................            $  747,402
                                                                                                                         ==========

























See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2002


ASSETS
      Investments, at value (cost $7,412,762) ..........................................................                $ 8,160,164
      Cash .............................................................................................                        923
      Income receivable ................................................................................                     11,382
      Receivable for investments sold ..................................................................                    182,344
      Due from advisor (note 2) ........................................................................                      1,464
      Other assets .....................................................................................                      3,040
                                                                                                                        -----------

           Total assets ................................................................................                  8,359,317
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     26,022
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,333,295
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 8,401,435
      Accumulated net realized loss on investments .....................................................                   (815,542)
      Net unrealized appreciation on investments .......................................................                    747,402
                                                                                                                        -----------
                                                                                                                        $ 8,333,295
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($7,783,820 / 563,551 shares) ...............................................................                $     13.81
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($549,475 / 41,450 shares) ..................................................................                $     13.26
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $13.26) ............................................                $     13.67
                                                                                                                        ===========




















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2002


NET INVESTMENT INCOME

      Income
           Dividends .....................................................................................                $ 144,590
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   83,536
           Fund administration fees (note 2) .............................................................                   10,442
           Distribution and service fees - Investor Shares (note 3) ......................................                    4,656
           Custody fees ..................................................................................                    4,810
           Registration and filing administration fees (note 2) ..........................................                    3,537
           Fund accounting fees (note 2) .................................................................                   36,835
           Audit fees ....................................................................................                   11,782
           Legal fees ....................................................................................                   15,611
           Securities pricing fees .......................................................................                    2,937
           Shareholder recordkeeping fees ................................................................                   24,000
           Other accounting fees (note 2) ................................................................                   13,558
           Shareholder servicing expenses ................................................................                    2,378
           Registration and filing expenses ..............................................................                    8,785
           Trustee fees and meeting expenses .............................................................                    3,936
           Other operating expenses ......................................................................                    5,008
                                                                                                                          ---------

               Total expenses ............................................................................                  231,811
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (18,322)
                    Investment advisory fees waived (note 2) .............................................                  (83,536)
                                                                                                                          ---------

               Net expenses ..............................................................................                  129,953
                                                                                                                          ---------

                    Net investment income ................................................................                   14,637
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (192,264)
      Decrease in unrealized appreciation on investments .................................................                 (324,282)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (516,546)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(501,909)
                                                                                                                          =========








See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year ended        Year ended
                                                                                                      November 30,      November 30,
                                                                                                          2002              2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment income .....................................................                   $   14,637        $   17,369
         Net realized loss from investment transactions ............................                     (192,264)         (309,292)
         (Decrease) increase in unrealized appreciation on investments .............                     (324,282)          256,993
                                                                                                       ----------        ----------
              Net decrease in net assets resulting from operations .................                     (501,909)          (34,930)
                                                                                                       ----------        ----------

     Distributions to shareholders from
         Net investment income - Institutional Shares ..............................                      (17,141)          (32,993)
         Net investment income - Investor Shares ...................................                            0                 0
         Net realized gain from investment transactions - Institutional Shares .....                            0        (1,195,702)
         Net realized gain from investment transactions - Investor Shares ..........                            0          (123,375)
         In excess of net realized gains - Institutional Class Shares ..............                            0           (11,786)
         In excess of net realized gains - Investor Class Shares ...................                            0            (1,236)
                                                                                                       ----------        ----------
              Decrease in net assets resulting from distributions ..................                      (17,141)       (1,365,092)
                                                                                                       ----------        ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                      777,063         1,186,902
                                                                                                       ----------        ----------

                     Total increase (decrease) in net assets .......................                      258,013          (213,120)

NET ASSETS
     Beginning of year .............................................................                    8,075,282         8,288,402
                                                                                                       ----------        ----------

     End of year ...................................................................                   $8,333,295        $8,075,282
                                                                                                       ==========        ==========

(a) A summary of capital share activity follows:
                                                                   -----------------------------------------------------------------
                                                                            Year ended                          Year ended
                                                                         November 30, 2002                   November 30, 2001
                                                                     Shares             Value            Shares             Value
                                                                   -----------------------------------------------------------------
----------------------------------------------------------
                 INSTITUTIONAL SHARES
----------------------------------------------------------
Shares sold ..............................................            413,273        $6,518,395             3,824        $   57,971
Shares issued for reinvestment of distributions ..........              1,174            17,141            77,300         1,235,206
Shares redeemed ..........................................           (347,961)       (5,629,563)          (11,521)         (178,284)
                                                                   ----------        ----------        ----------        ----------
     Net increase ........................................             66,486        $  905,973            69,603        $1,114,893
                                                                   ==========        ==========        ==========        ==========
----------------------------------------------------------
                   INVESTOR SHARES
----------------------------------------------------------
Shares sold ..............................................              2,472        $   37,977             5,264        $   80,107
Shares issued for reinvestment of distributions ..........                  0                 0             8,385           129,886
Shares redeemed ..........................................            (11,253)         (166,887)           (9,563)         (137,984)
                                                                   ----------        ----------        ----------        ----------
     Net (decrease) increase .............................             (8,781)       $ (128,910)            4,086        $   72,009
                                                                   ==========        ==========        ==========        ==========
----------------------------------------------------------
                    FUND SUMMARY
----------------------------------------------------------
Shares sold ..............................................            415,745        $6,556,372             9,088        $  138,078
Shares issued for reinvestment of distributions ..........              1,174            17,141            85,685         1,365,092
Shares redeemed ..........................................           (359,214)       (5,796,450)          (21,084)         (316,268)
                                                                   ----------        ----------        ----------        ----------
     Net increase ........................................             57,705        $  777,063            73,689        $1,186,902
                                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                           November 30,   November 30,   November 30,   November 30,   November 30,
                                                               2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................     $    14.80     $    17.55     $    16.80     $    14.21     $    18.20

      (Loss) income from investment operations
           Net investment income ......................           0.03           0.04           0.09           0.03           0.03
           Net realized and unrealized (loss) gain
               on investments .........................          (0.99)          0.09           1.99           2.58          (1.70)
                                                            ----------     ----------     ----------     ----------     ----------

               Total from investment operations .......          (0.96)          0.13           2.08           2.61          (1.67)
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ......................          (0.03)         (0.07)         (0.05)         (0.02)          0.00
           Net realized gain from investment transactions         0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

               Total distributions ....................          (0.03)         (2.88)         (1.33)         (0.02)         (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year ..........................     $    13.81     $    14.80     $    17.55     $    16.80     $    14.21
                                                            ==========     ==========     ==========     ==========     ==========

Total return ..........................................          (6.49)%        (0.41)%        12.89 %        18.41 %       (10.94)%
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of year .........................     $7,783,820     $7,358,919     $7,501,967     $5,796,478     $4,929,525
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.72 %         2.85 %         1.87 %         2.81 %         2.60 %
           After expense reimbursements and waived fees           1.50 %         1.50 %         1.50 %         1.50 %         1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (0.99)%        (1.07)%         0.17 %        (1.07)%        (0.93)%
           After expense reimbursements and waived fees           0.23 %         0.28 %         0.54 %         0.24 %         0.17 %

      Portfolio turnover rate .........................          48.46 %        66.38 %       105.27 %       114.00 %        89.04 %










                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                           November 30,   November 30,   November 30,   November 30,   November 30,
                                                               2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................   $    14.26     $    17.04     $    16.41     $    13.96     $    18.04

      (Loss) income from investment operations
           Net investment loss ..........................        (0.08)         (0.07)         (0.04)         (0.11)         (0.09)
           Net realized and unrealized (loss) gain
               on investments ...........................        (0.92)          0.10           1.95           2.56          (1.67)
                                                            ----------     ----------     ----------     ----------     ----------

               Total from investment operations .........        (1.00)          0.03           1.91           2.45          (1.76)
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ........................         0.00           0.00           0.00           0.00           0.00
           Net realized gain from investment transactions         0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

               Total distributions ......................         0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year ............................    $   13.26     $    14.26     $    17.04     $    16.41     $    13.96
                                                            ==========     ==========     ==========     ==========     ==========

Total return (a) ........................................        (7.01)%        (1.18)%        12.17 %        17.55 %       (11.67)%
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of year ...........................    $ 549,475     $  716,363     $  786,435     $1,031,661     $1,766,893
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.48 %         3.60 %         2.63 %         3.56 %         3.35 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.25 %         2.25 %         2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.74)%        (1.81)%        (0.57)%        (1.82)%        (1.67)%
           After expense reimbursements and waived fees          (0.51)%        (0.46)%        (0.19)%        (0.51)%        (0.57)%

      Portfolio turnover rate ...........................        48.46 %        66.38 %       105.27 %       114.00 %        89.04 %


(a) Total return does not reflect payment of a sales charge.










See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.



                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



          The Fund has capital loss carryforwards for federal income tax purposes of $623,278 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $18,322 of the operating expenses incurred by the Fund for the year ended November 30, 2002. The Advisor has also voluntarily waived a portion of its fee amounting to $83,536 ($0.15 per share) for the year ended November 30, 2002.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2002, there were no Distributor sales charges retained.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $4,656 of such expenses for the year ended November 30, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $4,545,804 and $3,864,793, respectively, for the year ended November 30, 2002.

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,750 during the fiscal year ended November 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.


---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                             Position(s) Length                                            Complex
       Name, Age,            held with   of Time          Principal Occupation(s)        Overseen by       Other Directorships
       and Address           Fund/Trust  Served            During Past 5 Years             Trustee           Held by Trustee
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Independent Trustees
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Lucius E. Burch, III, 60     Trustee     Since   Chairman   and   Chief    Executive          2                  None
                                         12/94   Officer   (since   1982)  of  Burch
                                                 Investment  Group,  formerly Massey
                                                 Burch   Investment    Group,   Inc.
                                                 (venture capital firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
George S. Reichenbach, 72    Trustee     Since   Consultant   (since  1989)  of  Advent       2                  None
                                         11/98   International   Corporation   (venture
                                                 capital firm); Director (since   1989)
                                                 of  Astropower (solar energy company);
                                                 Director  (since  1999)  of   QuestAir
                                                 (fuel  cell   equipment  company)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Anthony J. Walton, 59        Trustee     Since   Member  (since  2000) of  McFarland          2                  None
                                         12/94   Dewey &  Company,  LLC  (investment
                                                 banker);      previously,     Chief
                                                 Executive  Officer  (1995-1999)  of
                                                 Armstrong   Holdings    Corporation
                                                 (private  investment  and corporate
                                                 finance advisory firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Interested Trustees*
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
David V. Shields, 62**       Trustee     Since   Director  (since  1983) of  Capital          2                  None
Shields & Company                        12/94   Management     Associates,     Inc.
140 Broadway Street                              (Advisor  to the  Fund);  President
44th Floor                                       and Managing  Director (since 1982)
New York, NY  10005                              of      Shields      &      Company
                                                 (broker/dealer  and  distributor to
                                                 the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph V. Shields, Jr.,64**  Chairman    Since   Chairman   and   Chief    Executive          2        Chairman    of    Board   of
Shields & Company            and Trustee 12/94   Officer  (since  1982)  of  Capital                   Trustees  -  BBH  Trust  for
140 Broadway Street                              Management     Associates,     Inc.                   the 12  series  of the trust
44th Floor                                       (Advisor  to  the  Fund);  Chairman                   (registered       investment
New York, NY  10005                              and Managing  Director (since 1982)                   companies);  Director (since
                                                 of      Shields      &      Company                   1989)       of       Flowers
                                                 (broker/dealer  and  distributor to                   Industries,    Inc.    (food
                                                 the Fund)                                             company);  Vice  Chairman of
                                                                                                       Board  of  Trustees   (since
                                                                                                       1995)  of  New  York  Racing
                                                                                                       Association, Inc.
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal  owners of Capital  Management  Associates,  Inc., the Fund's investment  advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph A. Zock, 49           President   Since   President  (since  1982) of Capital         n/a                n/a
Capital Management                       11/00   Management     Associates,     Inc.
Associates, Inc.                                 (Advisor   to   the   Fund);   Vice
140 Broadway Street                              President   of  Shields  &  Company
44th Floor                                       (broker/dealer  and  distributor to
New York, NY  10005                              the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Sarah M. Hunt, 34            Vice        Since   Vice  President   (since  1997)  of         n/a                n/a
Capital Management           President   11/00   Capital   Management    Associates,
Associates, Inc.                                 Inc. (Advisor to the Fund)
140 Broadway Street
44th Floor
New York, NY  10005
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
C. Frank Watson III, 33      Secretary   Since   President   and   Chief   Operating         n/a               n/a
                                         5/96    Officer   (since   1999)   of   The
                                                 Nottingham                  Company
                                                 (Administrator    to   the   Fund);
                                                 previously,     Chief     Operating
                                                 Officer of The Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Julian G. Winters, 34        Treasurer   Since   Vice           President-Compliance         n/a               n/a
                                         4/98    Administration   (since   1998)  of
                                                 The       Nottingham        Company
                                                 (Administrator    to   the   Fund);
                                                 previously,  Fund  Accountant,  The
                                                 Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414                                   DELOITTE
                                                                & TOUCHE
Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

December 20, 2002


___________
Deloitte
Touche
Tohmatsu
___________

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                                 Investor Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2002






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 Broadway   New York, NY 10005

                                                              TEL:(212) 320-2000
INVESTMENT ADVISORS                                           FAX:(212) 420-2040


                                        January 29, 2003
Dear Fellow Shareholders:

     2002 cannot be counted among one of the better years for the U.S., although as a nation we have endured far worse.
     Some of the less favorable news was, in great part, a spillover from the prior year. Despite the successful effort to displace the Taliban, which began in 2001, U.S. and allied troops were required to maintain a presence in Afghanistan, simply to ensure stability. The CIA and other U.S. agencies achieved a number of notable successes against various terrorists in 2002, but Al Qaeda and similar terrorist organizations clearly remained in business, with the sole objective of inflicting pain upon the U.S. and its allies.
     Nevertheless, in the second half of 2002 Al Qaeda took a backseat in the U.S. media as the Bush Administration focused its attention on Iraq 's appetite for creating weapons of mass destruction. With considerable arm bending by the U.S., a reticent United Nations dispatched another weapons inspection team to Iraq, while the U.S., as a cautionary measure, once again increased its military presence in the Middle East.
     In the meantime, the stock market recorded a negative return for three years running, duplicating a feat that had not been seen since the Great Depression. Especially in the first half of 2002, it was difficult for the market to achieve traction, as a nearly continual stream of news reports revealed that some major U.S. companies had engaged in dubious fraudulent accounting practices. Adding insult to injury were further disclosures that equity analysts at major financial institutions may have allowed their judgment to be influenced by investment banking concerns.
     Although the U.S. economy began to show signs of a recovery after nearly two years in the doldrums, investors remained wary. Even as good news began to accumulate, investors questioned whether improved fundamentals were driven more by one-time downsizing and restructuring initiatives than by corporate capital investments or real growth. Indeed, individual investors increased their focus on cash and bonds, despite a fixed income environment that offered the lowest yields in forty years.
     The second half of 2002 also witnessed significant political activity. On the very day in November that the Republicans recaptured Congress in the midterm elections, the Administration announced the resignation of U.S. Treasury Secretary Paul O'Neill and key members of his staff. Shortly thereafter, the President appointed a more accommodative economic team, Homeland Security legislation was passed by both Houses, and the Bush team announced that it would pursue far-reaching tax cuts to help sustain economic growth.
     At year's end, it became clear that the economic recovery was real and would in all likelihood continue, albeit at a mild pace. However, the U.S. still faced notable challenges, including unexpectedly large state and municipal budget shortfalls and growing unemployment. Additionally, North Korea, the far eastern third of the "Axis of Evil," announced its intention to pursue nuclear arms production, in defiance of previous agreements.

     Fortunately, there appears to be more good news on the economic front at the beginning of 2003 than there was at the start of the previous year. Corporate scandals seem to be fading, the weak dollar should work in favor of the U.S., and our equity markets have finally appeared to bottom out. These positives, plus eventual resolutions to both the Iraqi and North Korean situations, negotiated or otherwise, should help to build confidence in the U.S. equity markets.

Recent Market Strategy
----------------------

     All portfolios under the supervision of Capital Management Associates (CMA) continued to be positioned defensively during 2002, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the first beneficiaries of the economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time, the most attractive opportunities appear to be concentrated in the healthcare and traditional, cyclical sectors.

Current Economic Outlook
------------------------

     Although U.S. corporations have endured a nearly three-year earnings recession and a sharp reduction in capital spending, as well as a painful contraction of the workforce, we believe that the U.S. economy will grow at a 4% rate during 2003. We believe that to a great extent this will be driven by U.S. consumers, who are responsible for close to 2/3 of GDP and have shown no sign that they are about to retreat from the marketplace. If interest rates remain low, as we anticipate, this will enable consumers to continue to spend, or to refinance or pay down debt.
     We also expect the economy in 2003 to benefit from the Federal Reserve's "overly accommodative" monetary policy, which may provide manufacturers and retailers with increased pricing power if inflationary pressure is allowed to build. We also believe that the Bush Administration will continue to promote stimulative legislation in advance of the 2004 elections, including extensive tax reductions.
     There are additional reasons to be optimistic. The weak dollar should help the U.S. remain competitive in overseas markets and enhance profitability in 2003. After three years of minimal capital expenditures, even low-level economic growth should prompt U.S. corporations to increase their investments in plants and equipment, including long overdue upgrades of processing and communications equipment. We also expect the unemployment rate to decline, as a result of government spending increases and private-sector responses to pent-up demand.
     Although housing in selected regions may be vulnerable to severe price declines, the recent period of significant deflation appears to be nearing a cyclical bottom. Interest rates have been declining since 1982 and commodity prices have stabilized since the shortages during the late 1970s. Both are near historically low levels, and this should support a continued economic recovery.

Current Portfolio Strategy
--------------------------

     CMA continues to position its portfolios in a relatively defensive manner. We enter this year nearly fully invested, with a list of stocks that we expect will benefit from an economic recovery that should gain strength as the year progresses. The Capital Management Mid-Cap Fund maintained its defensive positions by investing in utilities, energy stocks, consumer staples and gold stocks. We remain invested in value stocks that should help to preserve capital if, as anticipated, the markets continue to experience a high level of volatility. Based on our forecast that the U.S. economy will grow at a 4% rate during 2003, we remain focused on companies that are well positioned to be the first beneficiaries of a sustained rebound.


                                                   Joseph A. Zock
                                                   President
                                                   Capital Management Associates











________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 2002

--------------------------------------------------------------------------------
               Capital Management       Russell Mid-Cap         S&P500 Total
             Mid-Cap Investor Shares      Value Index           Return Index
--------------------------------------------------------------------------------
 04/07/95            $  9,700              $ 10,000              $ 10,000
 05/31/95               9,825                10,402                10,577
 11/30/95              10,693                11,878                12,152
 05/31/96              11,750                12,909                13,585
 11/30/96              12,790                14,501                15,538
 05/31/97              14,393                15,944                17,581
 11/30/97              17,025                18,689                19,969
 05/31/98              17,634                20,728                22,976
 11/30/98              15,038                19,789                24,694
 05/31/99              17,429                21,716                27,807
 11/30/99              17,677                19,836                29,854
 05/31/00              21,190                21,010                30,721
 11/30/00              19,829                22,306                28,594
  5/31/01              20,916                25,405                27,479
 11/30/01              19,596                23,850                25,099
  5/31/02              21,671                26,742                23,673
 11/30/02              18,222                22,989                20,954

This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Investor Shares versus the Russell 2500 Index, the S&P 400 Mid-Cap Index, the S&P 500 Total Return Index, and the Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

-------------------------- ------------ -------------- -------------------------
                                                         Since Commencement
                             One Year     Five Years    of Operations (4/7/95)
-------------------------- ------------ -------------- -------------------------
       No Sales Load         (7.01)%        1.37 %             8.59 %
-------------------------- ------------ -------------- -------------------------
 3.00% Maximum Sales Load    (9.80)%        0.75 %             8.15 %
-------------------------- ------------ -------------- -------------------------

>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2002, the value of the Fund's Investor Shares would have increased to $18,222 - a cumulative total investment return of 82.22% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $18,785 - a cumulative total investment return of 87.85% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $20,954 - a cumulative total investment return of 109.54% since April 7, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $22,989 - a cumulative total investment return of 129.89% since April 30, 1995 (there were no daily values available for this index during April
     1995). The S&P 500 Total Return Index and the Russell Mid-Cap Value Index replace the S&P 400 Mid-Cap Index and the Russell 2500 Index used for illustrative purposes in prior annual reports. The S&P 500 Total Return Index and the Russell Mid-Cap Value Index are used in the graph above because the Fund's investment advisor believes that the S&P 500 Total Return Index and the Russell Mid-Cap Value Index are appropriate for comparison against the Fund's performance given the Fund's investments and strategies. For the fiscal year ended November 30, 2002, the investment in the Capital Management Mid-Cap Fund would have decreased in value by $1,374; the similar investment in the S&P 500 Total Return Index would have decreased in value by $4,145; the similar investment in the Russell Mid-Cap Value Index would have decreased in value by $860; the similar investment in the S&P 400 Mid-Cap Index would have decreased in value by $1,806; and the similar investment in the Russell 2500 Index would have decreased in value by $2,043.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.82%

      Aerospace & Defense - 3.36%
           Parker-Hannifin Corporation ...............................................                  6,000             $  280,140
                                                                                                                          ----------

      Apparel Manufacturing - 1.71%
        (a)Tommy Hilfiger Corporation ................................................                 17,500                142,800
                                                                                                                          ----------

      Beverages - 3.69%
           Sensient Technologies Corporation .........................................                 12,500                307,125
                                                                                                                          ----------

      Commercial Services - 3.17%
        (a)Cendant Corporation .......................................................                 21,000                264,180
                                                                                                                          ----------

      Cosmetics & Personal - 2.92%
           The Dial Corporation ......................................................                 11,700                243,594
                                                                                                                          ----------

      Electronics - Components - 3.45%
        (a)KLA - Tencor Corporation ..................................................                  6,500                287,105
                                                                                                                          ----------

      Financials - Banks, Commercial - 5.32%
           Compass Bancshares, Inc. ..................................................                  8,000                258,400
           Zions Bancorporation ......................................................                  4,500                185,175
                                                                                                                          ----------
                                                                                                                             443,575
                                                                                                                          ----------
      Food - Processing - 11.81%
           ConAgra Foods, Inc. .......................................................                 10,000                243,700
           Flowers Foods, Inc. .......................................................                  9,750                234,683
           McCormick & Company, Incorporated .........................................                 10,000                237,900
           Sara Lee Corporation ......................................................                 11,500                268,295
                                                                                                                          ----------
                                                                                                                             984,578
                                                                                                                          ----------
      Forest Products & Paper - 2.78%
           Weyerhaeuser Company ......................................................                  4,400                231,440
                                                                                                                          ----------

      Health Care - Drugs / Pharmaceuticals - 3.24%
        (a)IVAX Corporation ..........................................................                 20,000                270,200
                                                                                                                          ----------

      Health Care - Hospital Management - 4.18%
        (a)Community Health Systems, Inc. ............................................                  7,700                158,235
        (a)Oxford Health Plans, Inc. .................................................                  5,200                189,904
                                                                                                                          ----------
                                                                                                                             348,139
                                                                                                                          ----------
      Information Technology - 3.70%
        (a)Flextronics International, Ltd. ...........................................                 28,000                308,280
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 3.16%
        (a)Lincoln National Corporation ............................................                   7,500              $  263,550
                                                                                                                          ----------

      Machine - Diversified - 3.68%
           Deere & Company .........................................................                   6,000                 306,900
                                                                                                                          ----------

      Manufacturing - Diversified - 2.33%
           Textron, Inc. ...........................................................                   4,500                 193,950
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 7.14%
        (a)Cooper Cameron Corporation ..............................................                   4,600                 235,796
           ENSCO International, Inc. ...............................................                   6,500                 181,870
        (a)Nabors Industries, Inc. .................................................                   5,000                 177,000
                                                                                                                          ----------
                                                                                                                             594,666
                                                                                                                          ----------
      Oil & Gas - Drilling & Equipment - 3.23%
           Apache Corporation ......................................................                   5,000                 269,400
                                                                                                                          ----------

      Power Producers - 3.00%
           SCANA Corporation .......................................................                   8,300                 249,747
                                                                                                                          ----------

      Restaurants & Food - 3.22%
        (a)Brinker International, Inc. .............................................                   9,000                 268,200
                                                                                                                          ----------

      Retail - Department Stores- 2.71%
           J.C. Penney Company, Inc. ...............................................                   9,500                 225,435
                                                                                                                          ----------

      Retail - Food - 2.52%
           Albertson's, Inc. .......................................................                   9,000                 210,060
                                                                                                                          ----------

      Retail - Specialty - 6.75%
           Circuit City Stores - Circuit City Group ................................                  25,000                 244,000
        (a)Office Depot, Inc. ......................................................                  18,000                 318,780
                                                                                                                          ----------
                                                                                                                             562,780
                                                                                                                          ----------
      Transportation - Air - 3.11%
           Southwest Airlines Company ..............................................                  15,525                 259,267
                                                                                                                          ----------

      Trucking & Leasing - 2.64%
           CNF Transportation Inc. .................................................                   7,000                 219,660
                                                                                                                          ----------


           Total Common Stocks (Cost $6,987,369) ...........................................................               7,734,771
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.10%

      Evergreen Money Market Fund Class I Shares #218 ..................................               49,049             $   49,049
      Evergreen Select Money Market Fund Class I Shares #495 ...........................              376,344                376,344
                                                                                                                          ----------

           Total Investment Companies (Cost $425,393) ..................................                                     425,393
                                                                                                                          ----------

Total Value of Investments (Cost $7,412,762 (b)) .......................................                97.92 %           $8,160,164
Other Assets Less Liabilities ..........................................................                 2.08 %              173,131
                                                                                                       ------             ----------
      Net Assets .......................................................................               100.00 %           $8,333,295
                                                                                                       ======             ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................            $1,133,252
           Unrealized depreciation ..........................................................................              (385,850)
                                                                                                                         ----------

                      Net unrealized appreciation ...........................................................            $  747,402
                                                                                                                         ==========

























See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2002


ASSETS
      Investments, at value (cost $7,412,762) ..........................................................                $ 8,160,164
      Cash .............................................................................................                        923
      Income receivable ................................................................................                     11,382
      Receivable for investments sold ..................................................................                    182,344
      Due from advisor (note 2) ........................................................................                      1,464
      Other assets .....................................................................................                      3,040
                                                                                                                        -----------

           Total assets ................................................................................                  8,359,317
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     26,022
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,333,295
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 8,401,435
      Accumulated net realized loss on investments .....................................................                   (815,542)
      Net unrealized appreciation on investments .......................................................                    747,402
                                                                                                                        -----------
                                                                                                                        $ 8,333,295
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($7,783,820 / 563,551 shares) ...............................................................                $     13.81
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($549,475 / 41,450 shares) ..................................................................                $     13.26
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $13.26) ............................................                $     13.67
                                                                                                                        ===========




















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2002


NET INVESTMENT INCOME

      Income
           Dividends .....................................................................................                $ 144,590
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   83,536
           Fund administration fees (note 2) .............................................................                   10,442
           Distribution and service fees - Investor Shares (note 3) ......................................                    4,656
           Custody fees ..................................................................................                    4,810
           Registration and filing administration fees (note 2) ..........................................                    3,537
           Fund accounting fees (note 2) .................................................................                   36,835
           Audit fees ....................................................................................                   11,782
           Legal fees ....................................................................................                   15,611
           Securities pricing fees .......................................................................                    2,937
           Shareholder recordkeeping fees ................................................................                   24,000
           Other accounting fees (note 2) ................................................................                   13,558
           Shareholder servicing expenses ................................................................                    2,378
           Registration and filing expenses ..............................................................                    8,785
           Trustee fees and meeting expenses .............................................................                    3,936
           Other operating expenses ......................................................................                    5,008
                                                                                                                          ---------

               Total expenses ............................................................................                  231,811
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (18,322)
                    Investment advisory fees waived (note 2) .............................................                  (83,536)
                                                                                                                          ---------

               Net expenses ..............................................................................                  129,953
                                                                                                                          ---------

                    Net investment income ................................................................                   14,637
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (192,264)
      Decrease in unrealized appreciation on investments .................................................                 (324,282)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (516,546)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(501,909)
                                                                                                                          =========








See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year ended        Year ended
                                                                                                      November 30,      November 30,
                                                                                                          2002              2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment income .....................................................                   $   14,637        $   17,369
         Net realized loss from investment transactions ............................                     (192,264)         (309,292)
         (Decrease) increase in unrealized appreciation on investments .............                     (324,282)          256,993
                                                                                                       ----------        ----------
              Net decrease in net assets resulting from operations .................                     (501,909)          (34,930)
                                                                                                       ----------        ----------

     Distributions to shareholders from
         Net investment income - Institutional Shares ..............................                      (17,141)          (32,993)
         Net investment income - Investor Shares ...................................                            0                 0
         Net realized gain from investment transactions - Institutional Shares .....                            0        (1,195,702)
         Net realized gain from investment transactions - Investor Shares ..........                            0          (123,375)
         In excess of net realized gains - Institutional Class Shares ..............                            0           (11,786)
         In excess of net realized gains - Investor Class Shares ...................                            0            (1,236)
                                                                                                       ----------        ----------
              Decrease in net assets resulting from distributions ..................                      (17,141)       (1,365,092)
                                                                                                       ----------        ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                      777,063         1,186,902
                                                                                                       ----------        ----------

                     Total increase (decrease) in net assets .......................                      258,013          (213,120)

NET ASSETS
     Beginning of year .............................................................                    8,075,282         8,288,402
                                                                                                       ----------        ----------

     End of year ...................................................................                   $8,333,295        $8,075,282
                                                                                                       ==========        ==========

(a) A summary of capital share activity follows:
                                                                   -----------------------------------------------------------------
                                                                            Year ended                          Year ended
                                                                         November 30, 2002                   November 30, 2001
                                                                     Shares             Value            Shares             Value
                                                                   -----------------------------------------------------------------
----------------------------------------------------------
                 INSTITUTIONAL SHARES
----------------------------------------------------------
Shares sold ..............................................            413,273        $6,518,395             3,824        $   57,971
Shares issued for reinvestment of distributions ..........              1,174            17,141            77,300         1,235,206
Shares redeemed ..........................................           (347,961)       (5,629,563)          (11,521)         (178,284)
                                                                   ----------        ----------        ----------        ----------
     Net increase ........................................             66,486        $  905,973            69,603        $1,114,893
                                                                   ==========        ==========        ==========        ==========
----------------------------------------------------------
                   INVESTOR SHARES
----------------------------------------------------------
Shares sold ..............................................              2,472        $   37,977             5,264        $   80,107
Shares issued for reinvestment of distributions ..........                  0                 0             8,385           129,886
Shares redeemed ..........................................            (11,253)         (166,887)           (9,563)         (137,984)
                                                                   ----------        ----------        ----------        ----------
     Net (decrease) increase .............................             (8,781)       $ (128,910)            4,086        $   72,009
                                                                   ==========        ==========        ==========        ==========
----------------------------------------------------------
                    FUND SUMMARY
----------------------------------------------------------
Shares sold ..............................................            415,745        $6,556,372             9,088        $  138,078
Shares issued for reinvestment of distributions ..........              1,174            17,141            85,685         1,365,092
Shares redeemed ..........................................           (359,214)       (5,796,450)          (21,084)         (316,268)
                                                                   ----------        ----------        ----------        ----------
     Net increase ........................................             57,705        $  777,063            73,689        $1,186,902
                                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                           November 30,   November 30,   November 30,   November 30,   November 30,
                                                               2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................     $    14.80     $    17.55     $    16.80     $    14.21     $    18.20

      (Loss) income from investment operations
           Net investment income ......................           0.03           0.04           0.09           0.03           0.03
           Net realized and unrealized (loss) gain
               on investments .........................          (0.99)          0.09           1.99           2.58          (1.70)
                                                            ----------     ----------     ----------     ----------     ----------

               Total from investment operations .......          (0.96)          0.13           2.08           2.61          (1.67)
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ......................          (0.03)         (0.07)         (0.05)         (0.02)          0.00
           Net realized gain from investment transactions         0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

               Total distributions ....................          (0.03)         (2.88)         (1.33)         (0.02)         (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year ..........................     $    13.81     $    14.80     $    17.55     $    16.80     $    14.21
                                                            ==========     ==========     ==========     ==========     ==========

Total return ..........................................          (6.49)%        (0.41)%        12.89 %        18.41 %       (10.94)%
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of year .........................     $7,783,820     $7,358,919     $7,501,967     $5,796,478     $4,929,525
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.72 %         2.85 %         1.87 %         2.81 %         2.60 %
           After expense reimbursements and waived fees           1.50 %         1.50 %         1.50 %         1.50 %         1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (0.99)%        (1.07)%         0.17 %        (1.07)%        (0.93)%
           After expense reimbursements and waived fees           0.23 %         0.28 %         0.54 %         0.24 %         0.17 %

      Portfolio turnover rate .........................          48.46 %        66.38 %       105.27 %       114.00 %        89.04 %










                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                           November 30,   November 30,   November 30,   November 30,   November 30,
                                                               2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................   $    14.26     $    17.04     $    16.41     $    13.96     $    18.04

      (Loss) income from investment operations
           Net investment loss ..........................        (0.08)         (0.07)         (0.04)         (0.11)         (0.09)
           Net realized and unrealized (loss) gain
               on investments ...........................        (0.92)          0.10           1.95           2.56          (1.67)
                                                            ----------     ----------     ----------     ----------     ----------

               Total from investment operations .........        (1.00)          0.03           1.91           2.45          (1.76)
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ........................         0.00           0.00           0.00           0.00           0.00
           Net realized gain from investment transactions         0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

               Total distributions ......................         0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year ............................    $   13.26     $    14.26     $    17.04     $    16.41     $    13.96
                                                            ==========     ==========     ==========     ==========     ==========

Total return (a) ........................................        (7.01)%        (1.18)%        12.17 %        17.55 %       (11.67)%
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of year ...........................    $ 549,475     $  716,363     $  786,435     $1,031,661     $1,766,893
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.48 %         3.60 %         2.63 %         3.56 %         3.35 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.25 %         2.25 %         2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.74)%        (1.81)%        (0.57)%        (1.82)%        (1.67)%
           After expense reimbursements and waived fees          (0.51)%        (0.46)%        (0.19)%        (0.51)%        (0.57)%

      Portfolio turnover rate ...........................        48.46 %        66.38 %       105.27 %       114.00 %        89.04 %


(a) Total return does not reflect payment of a sales charge.










See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.





                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



               The Fund has capital loss carryforwards for federal income tax purposes of $623,278 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the
               Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $18,322 of the operating expenses incurred by the Fund for the year ended November 30, 2002. The Advisor has also voluntarily waived a portion of its fee amounting to $83,536 ($0.15 per share) for the year ended November 30, 2002.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2002



     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2002, there were no Distributor sales charges retained.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $4,656 of such expenses for the year ended November 30, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $4,545,804 and $3,864,793, respectively, for the year ended November 30, 2002.














                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,750 during the fiscal year ended November 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.


---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                             Position(s) Length                                            Complex
       Name, Age,            held with   of Time          Principal Occupation(s)        Overseen by       Other Directorships
       and Address           Fund/Trust  Served            During Past 5 Years             Trustee           Held by Trustee
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Independent Trustees
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Lucius E. Burch, III, 60     Trustee     Since   Chairman   and   Chief    Executive          2                  None
                                         12/94   Officer   (since   1982)  of  Burch
                                                 Investment  Group,  formerly Massey
                                                 Burch   Investment    Group,   Inc.
                                                 (venture capital firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
George S. Reichenbach, 72    Trustee     Since   Consultant   since  1989) of   Advent        2                  None
                                         11/98   International   Corporation  (venture
                                                 capital firm);  Director (since 1989)
                                                 of Astropower (solar energy company);
                                                 Director (since 1999) of   QuestAir
                                                 (fuel  cell   equipment  company)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Anthony J. Walton, 59        Trustee     Since   Member  (since  2000) of  McFarland          2                  None
                                         12/94   Dewey &  Company,  LLC  (investment
                                                 banker);      previously,     Chief
                                                 Executive  Officer  (1995-1999)  of
                                                 Armstrong   Holdings    Corporation
                                                 (private  investment  and corporate
                                                 finance advisory firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Interested Trustees*
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
David V. Shields, 62**       Trustee     Since   Director  (since  1983) of  Capital          2                  None
Shields & Company                        12/94   Management     Associates,     Inc.
140 Broadway Street                              (Advisor  to the  Fund);  President
44th Floor                                       and Managing  Director (since 1982)
New York, NY  10005                              of      Shields      &      Company
                                                 (broker/dealer  and  distributor to
                                                 the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph V. Shields, Jr.,64**  Chairman    Since   Chairman   and   Chief    Executive          2        Chairman    of    Board   of
Shields & Company            and Trustee 12/94   Officer  (since  1982)  of  Capital                   Trustees  -  BBH  Trust  for
140 Broadway Street                              Management     Associates,     Inc.                   the 12  series  of the trust
44th Floor                                       (Advisor  to  the  Fund);  Chairman                   (registered       investment
New York, NY  10005                              and Managing  Director (since 1982)                   companies);  Director (since
                                                 of      Shields      &      Company                   1989)       of       Flowers
                                                 (broker/dealer  and  distributor to                   Industries,    Inc.    (food
                                                 the Fund)                                             company);  Vice  Chairman of
                                                                                                       Board  of  Trustees   (since
                                                                                                       1995)  of  New  York  Racing
                                                                                                       Association, Inc.
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal  owners of Capital  Management  Associates,  Inc., the Fund's investment  advisor,  and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Joseph A. Zock, 49           President   Since   President  (since  1982) of Capital         n/a                n/a
Capital Management                       11/00   Management     Associates,     Inc.
Associates, Inc.                                 (Advisor   to   the   Fund);   Vice
140 Broadway Street                              President   of  Shields  &  Company
44th Floor                                       (broker/dealer  and  distributor to
New York, NY  10005                              the Fund)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Sarah M. Hunt, 34            Vice        Since   Vice  President   (since  1997)  of         n/a                n/a
Capital Management           President   11/00   Capital   Management    Associates,
Associates, Inc.                                 Inc. (Advisor to the Fund)
140 Broadway Street
44th Floor
New York, NY  10005
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
C. Frank Watson III, 33      Secretary   Since   President   and   Chief   Operating         n/a               n/a
                                         5/96    Officer   (since   1999)   of   The
                                                 Nottingham                  Company
                                                 (Administrator    to   the   Fund);
                                                 previously,     Chief     Operating
                                                 Officer of The Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Julian G. Winters, 34        Treasurer   Since   Vice           President-Compliance         n/a               n/a
                                         4/98    Administration   (since   1998)  of
                                                 The       Nottingham        Company
                                                 (Administrator    to   the   Fund);
                                                 previously,  Fund  Accountant,  The
                                                 Nottingham Company
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414                                   DELOITTE
                                                                & TOUCHE
Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

December 20, 2002


___________
Deloitte
Touche
Tohmatsu
___________

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.